UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Emerging Markets Value Fund Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

July 31, 2009

(Unaudited)

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depository Receipt

FHLMC	Federal Home Loan Mortgage Corporation

NVDR	Non-Voting Depository Receipt

P.L.C.	Public Liability Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.

††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.

*	Non-Income Producing Security.

#	Total or Partial Securities on Loan.

@	Security purchased with cash proceeds from securities on loan.

##	See Federal Tax Cost Note within the Notes to Schedule of Investments.

—	Amounts designated as — are either zero or rounded to zero.

§	Affiliated Fund.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.6%)
ARGENTINA — (0.1%)
*Banco Macro SA	910,949	$1,506,344
*Banco Suquia SA	327,868	—
Petrobras Energia Participacio	5,752,024	3,960,689

TOTAL ARGENTINA		5,467,033

BRAZIL — (4.2%)
*Acucar Guarani SA	1,152,400	3,298,307
*Banco ABC Brasil SA	402,300	1,701,271
Banco Alfa de Investimento SA	98,700	406,280
Banco Bradesco SA	23,400	309,157
*Banco Daycoval SA	401,600	1,689,701
*Banco Industrial e Comercial SA	1,170,100	5,656,868
*Banco Panamericano SA	956,400	2,604,053
Banco Pine SA	273,700	1,301,203
Banco Sofisa SA	715,300	2,012,770
Bematech SA	391,800	1,385,973
*BM&F Bovespa SA	13,089,600	84,469,401
*BR Malls Participacoes SA	449,200	4,670,765
Brasil Brokers Participacoes SA	438,100	1,199,888
*BRF - Brasil Foods SA	7,171	157,583
*Brookfield Incorporacoes SA	2,286,900	7,354,362
*Camargo Correa Desenvolvimento Imobiliario SA	500,400	1,550,214
*Cia Providencia Industria e Comercio SA	70,100	198,005
#Cia Vale do Rio Doce	290,000	5,721,700
Companhia Siderurgica Nacional SA	177,500	4,547,501
*Cosan SA Industria e Comercio	1,320,500	12,130,977
Cremer SA	241,700	1,502,731
*Empresa Brasileira de Aeronautica SA ADR	983,501	19,168,435
Eternit SA	630,320	2,527,023
*Even Construtora e Incorporadora SA	659,255	2,007,004
*EZ Tec Empreendimentos e Participacoes SA	767,300	2,463,421
*Fertilizantes Heringer SA	83,600	445,837
Financeira Alfa SA	36,400	65,942
Gafisa SA	1,549,100	19,802,243
Gafisa SA ADR	168,277	4,309,574
Gerdau SA	1,869,600	16,594,172
Globex Utilidades SA	45,131	202,222
Gol Linhas Aereas Inteligentes SA Sponsored ADR	96,429	714,539
*Grendene SA	306,200	3,405,413
*Guararapes Confeccoes SA	13,500	266,925
*IdeiasNet SA	1,004,700	1,830,888
*Iguatemi Empresa de Shopping Centers SA	298,900	3,586,960
Industrias Romi SA	609,600	3,528,704
#Itau Unibanco Holding SA ADR	735,328	13,155,018
JBS SA	3,909,700	15,527,738
JHSF Participacoes SA	1,173,800	1,635,739
*Kepler Weber SA	2,957,000	253,582
*Klabin Segall SA	420,300	896,580
Kroton Educacional SA (B23DNH7)	57,000	516,307
*Kroton Educacional SA (B68F9C3)	18,187	163,666
*Log-in Logistica Intermodal SA	632,300	2,778,968
M Dias Branco SA	167,100	2,821,198
*Magnesita Refratarios SA	703,918	3,784,161
*Marisa SA	80,400	311,990
*Medial Saude SA	542,500	2,456,988
*Minerva SA	337,400	849,942

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*MPX Energia SA	386,000	$3,361,919
*Multiplan Empreendimentos Imobiliarios SA	98,600	1,264,638
Obrascon Huarte Lain Brasil SA	226,300	2,437,963
*Parana Banco SA	60,700	257,017
*Paranapanema SA	305,700	668,501
*PDG Realty SA Empreendimentos e Participacoes	651,200	9,249,256
*Plascar Participacoes Industriais SA	1,089,500	1,366,437
Porto Seguro SA	327,900	2,934,975
*Positivo Informatica SA	248,500	1,819,381
*Rodobens Negocios Imobiliarios SA	117,500	1,133,592
*Rossi Residencial SA	1,671,400	9,710,827
Sao Carlos Empreendimentos e Participacoes SA	69,000	569,530
*Sao Martinho SA	334,500	2,841,659
*Sul America SA	283,700	5,016,354
*Tegma Gestao Logistica	45,600	232,185
Universo Online SA	479,100	2,028,616
Usinas Siderurgicas de Minas Gerais SA	994,500	24,300,820

TOTAL BRAZIL		339,133,559

CHILE — (2.2%)
Banco de Credito e Inversiones SA Series A	128,959	3,610,995
CAP SA	160,719	3,736,891
Cementos Bio-Bio SA	665,307	1,352,625
Cintac SA	153,487	57,304
Compania Cervecerias Unidas SA	143,000	971,279
Compania de Consumidores de Gas Santiago SA	143,920	585,203
Compania General de Electricidad SA	246,519	1,649,383
*Compania SudAmericana de Vapores SA	9,901,043	7,319,873
Componia Tecno Industrial SA	4,900,000	135,847
CorpBanca SA	1,094,752,795	6,614,448
CorpBanca SA ADR	100	2,990
Cristalerias de Chile SA	264,624	2,856,306
Embotelladora Andina SA Series A ADR	48,768	725,424
Embotelladora Andina SA Series B ADR	7,357	134,265
Empresa Nacional de Electricidad SA	941,189	1,541,250
Empresa Nacional de Telecomunicaciones SA	116,880	1,614,782
Empresas CMPC SA	1,214,162	35,905,354
Empresas Copec SA	1,289,969	16,426,869
*Empresas Iansa SA	22,761,793	1,499,784
Enersis SA	31,903,095	12,205,786
Enersis SA Sponsored ADR	2,890,837	55,475,162
Industrias Forestales SA	3,436,382	854,253
Inversiones Frimetal SA	2,440,814	15,789
Madeco SA	43,800,292	2,898,971
Masisa SA	33,602,404	4,434,362
Minera Valparaiso SA	7,500	212,088
Parque Arauco SA	2,401,968	2,255,200
Sociedad Quimica y Minera de Chile SA Series B	306,423	10,964,512
Soquimic Comercial SA	198,000	82,340
Vina Concha Y Toro SA Sponsored ADR	7,386	307,258
Vina San Pedro Tarapaca SA	86,964,000	659,001
Watt’s SA	163,489	89,140

TOTAL CHILE		177,194,734

CHINA — (11.1%)
Agile Property Holdings, Ltd.	9,060,000	12,744,551
Aluminum Corp. of China, Ltd.	28,000	32,371
Aluminum Corp. of China, Ltd. ADR	289,495	8,360,616
AMVIG Holdings, Ltd.	3,391,100	2,713,644
#Angang Steel Co., Ltd.	6,293,640	14,220,141
*Anton Oilfield Services Group	1,690,000	208,798

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Asia Cement China Holdings Corp.	764,500	$560,011
*AviChina Industry and Technology Co., Ltd.	9,796,000	2,932,461
Bank of China, Ltd.	130,376,000	64,797,564
#Bank of Communications Co., Ltd.	4,991,000	6,116,900
Baoye Group Co., Ltd.	1,020,000	676,619
*Beijing Capital International Airport Co., Ltd.	9,406,000	6,696,904
#Beijing Capital Land, Ltd.	4,982,000	2,250,305
#Beijing Enterprises Holdings, Ltd.	5,634,000	28,387,958
Beijing North Star Co., Ltd.	3,836,000	1,639,957
Bosideng International Holdings, Ltd.	11,916,000	1,734,242
#*Brilliance China Automotive Holdings, Ltd.	9,278,000	1,314,147
*Byd Co., Ltd.	153,800	849,912
*BYD Electronic International Co., Ltd.	1,098,000	721,148
*Casil Energine International (Holdings), Ltd.	1,614,000	120,502
#*Catic Shenzhen Holdings, Ltd.	2,458,000	777,327
*Central China Real Estate, Ltd.	1,141,000	338,062
Chaoda Modern Agriculture (Holdings), Ltd.	30,747,412	20,974,797
*China Aerospace International Holdings, Ltd.	8,068,000	820,279
China Agri-Industries Holdings, Ltd.	7,278,000	5,379,930
*China Aoyuan Property Group, Ltd.	4,601,000	1,035,911
*China BlueChemical, Ltd.	2,754,000	1,525,472
China Citic Bank	12,624,000	8,765,971
China Coal Energy Co.	2,704,000	3,772,205
*China Communications Services Corp., Ltd.	6,950,000	4,401,765
China Construction Bank Corp.	19,315,000	15,513,625
#China COSCO Holdings Co., Ltd.	2,040,000	2,936,337
China Everbright, Ltd.	7,489,600	23,541,347
China Foods, Ltd.	13,665,200	8,421,692
*China Grand Forestry Green Resources Group, Ltd.	21,988,000	1,061,637
#China Green (Holdings), Ltd.	3,996,800	4,265,513
China Haidian Holdings, Ltd.	11,853,000	1,252,146
#China Huiyuan Juice Group, Ltd.	2,354,000	1,878,389
China Life Insurance Co., Ltd.	9,000	39,916
China Life Insurance Co., Ltd. ADR	198,442	13,208,299
China Merchants Holdings (International) Co., Ltd.	2,197,167	7,234,307
*China Mining Resources Group, Ltd.	17,992,000	1,054,706
China Mobile, Ltd.	4,500	47,337
China Molybdenum Co., Ltd.	1,907,000	1,741,075
#*China Nickel Resources Holding Co., Ltd.	1,350,000	259,747
China Oilfield Services, Ltd.	498,000	540,834
China Petroleum and Chemical Corp. (Sinopec)	46,000	41,186
China Petroleum and Chemical Corp. (Sinopec) ADR	128,920	11,520,291
China Pharmaceutical Group, Ltd.	12,982,000	7,376,672
*China Properties Group, Ltd.	2,943,000	913,612
#China Rare Earth Holdings, Ltd.	14,431,000	2,861,676
China Resources Enterprise, Ltd.	5,692,000	14,305,046
China Resources Gas Group, Ltd.	128,000	107,135
China Shineway Pharmaceutical Group, Ltd.	221,000	215,357
#*China Shipping Container Lines Co., Ltd.	32,770,700	12,773,852
China Shipping Development Co., Ltd.	894,000	1,355,473
*China Southern Airlines Co., Ltd. ADR	23,250	413,385
China Starch Holdings, Ltd.	1,315,000	110,086
China Travel International Investment Hong Kong, Ltd.	21,415,000	5,343,241
#China Unicom Hong Kong, Ltd.	2,354,000	3,394,284
China Unicom Hong Kong, Ltd. ADR	3,960,892	56,957,627
*China Wireless Technologies, Ltd.	484,000	32,995
Chongqing Iron and Steel Co., Ltd.	1,880,000	950,636
Citic Pacific, Ltd.	3,940,000	11,254,105
*CITIC Resources Holdings, Ltd.	13,006,000	4,163,308
CNPC Hong Kong, Ltd.	41,130,000	41,848,999
#Comba Telecom Systems Holdings, Ltd.	6,183,759	4,361,855

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
CHINA — (Continued)
COSCO International Holdings, Ltd.	2,328,000	$1,096,349
COSCO Pacific, Ltd.	16,910,000	23,408,141
Coslight Technology International Group, Ltd.	264,000	244,103
#Country Garden Holdings Co.	1,674,000	786,101
Dachan Food Asia, Ltd.	847,000	191,983
#Dalian Port (PDA) Co., Ltd.	13,298,000	5,808,395
Denway Motors, Ltd.	57,620,000	28,567,046
Digital China Holdings, Ltd.	1,170,000	835,937
Dongfeng Motor Corp.	29,066,000	30,926,741
*Dongyue Group	448,000	55,476
#Dynasty Fine Wines Group, Ltd.	9,454,600	2,252,196
*Enric Energy Equipment Holdings, Ltd.	110,000	51,875
First Tractor Co., Ltd.	238,000	86,059
#Fosun International.	8,032,000	6,429,476
#Franshion Properties China, Ltd.	12,174,000	4,249,010
#FU JI Food & Catering Services	1,275,000	1,250,314
*Fushan International Energy Group, Ltd.	1,714,000	1,127,274
#Geely Automobile Holdings, Ltd.	41,676,900	10,132,695
Global Bio-Chem Technology Group Co., Ltd.	24,527,400	4,776,292
GOME Electrical Appliances Holdings, Ltd.	4,635,040	1,335,680
Great Wall Motor Co., Ltd.	3,555,000	4,055,053
Great Wall Technology Co., Ltd.	186,000	66,097
*Greentown China Holdings, Ltd.	2,916,000	4,496,210
#Guangshen Railway Co., Ltd. Sponsored ADR	420,517	10,239,589
Guangzhou Investment Co., Ltd.	15,630,000	3,400,372
Guangzhou Pharmaceutical Co., Ltd.	3,912,000	2,016,550
#Guangzhou R&F Properties Co., Ltd.	1,281,200	2,816,582
#Hainan Meilan International Airport Co., Ltd.	1,891,000	1,320,541
*Haitian International Holdings, Ltd.	260,000	84,809
Harbin Power Equipment Co., Ltd.	6,500,000	7,673,074
#*Hidili Industry International Development, Ltd.	4,722,000	5,400,501
#HKC (Holdings), Ltd.	13,658,000	1,177,117
#*Honghua Group, Ltd.	3,283,000	739,718
Hopson Development Holdings, Ltd.	1,950,000	3,120,362
*Hua Han Bio-Pharmaceutical Holdings, Ltd.	796,000	102,834
#*Hunan Non-Ferrous Metal Corp., Ltd.	5,694,000	1,648,348
#Intime Department Store Group Co., Ltd.	2,341,000	1,432,504
#Ju Teng International Holdings, Ltd.	2,216,000	1,667,138
Kingboard Chemical Holdings, Ltd.	22,500	71,533
*Kingway Brewery Holdings, Ltd.	426,000	79,522
#KWG Property Holding, Ltd.	3,972,000	3,015,052
*Lai Fung Holdings, Ltd.	2,115,000	70,796
Lenovo Group, Ltd.	12,376,000	5,876,566
Lianhua Supermarket Holdings Co., Ltd.	1,503,000	2,762,462
#*Lingbao Gold Co., Ltd.	1,042,000	393,561
#Lonking Holdings, Ltd.	3,010,000	2,126,982
#*Maanshan Iron and Steel Co., Ltd.	23,244,000	18,052,659
#*Mingyuan Medicare Development Co., Ltd.	4,861,900	519,877
*Minmetals Resources, Ltd.	2,840,000	808,279
Minth Group, Ltd.	1,362,000	1,297,919
*Nan Hai Corp., Ltd.	9,300,000	95,861
*Nanjing Panda Electronics Co., Ltd.	70,000	17,910
#Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,849
*NetDragon Websoft, Inc.	296,500	234,988
New World China Land, Ltd.	2,340,000	1,473,490
#Nine Dragons Paper Holdings, Ltd.	15,950,000	16,389,520
*Oriental Ginza Holdings, Ltd.	57,000	18,298
PetroChina Co., Ltd. ADR	32,000	3,768,000
*PICC Property and Casualty Co., Ltd.	5,992,000	4,647,409
Poly Hong Kong Investment, Ltd.	6,160,000	5,555,311
Qin Jia Yuan Media Services Co., Ltd.	1,941,450	434,853

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
CHINA — (Continued)
Qingling Motors Co., Ltd.	12,306,000	$2,615,596
Qunxing Paper Holdings Co., Ltd.	595,000	336,576
*Scud Group, Ltd.	752,000	101,755
*Semiconductor Manufacturing International Corp.	41,468,000	2,232,454
*Semiconductor Manufacturing International Corp. ADR	892,564	2,365,295
*Shandong Chenming Paper Holdings, Ltd.	310,000	240,312
Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	238,187
#Shanghai Forte Land Co., Ltd.	4,814,000	1,647,627
Shanghai Industrial Holdings, Ltd.	7,807,000	42,199,081
Shanghai Prime Machinery Co., Ltd.	2,520,000	486,755
Shenzhen International Holdings, Ltd.	36,472,500	2,723,928
Shenzhen Investment, Ltd.	7,736,000	3,822,774
Shenzhou International Group	2,012,000	1,594,454
#Shimao Property Holdings, Ltd.	13,844,500	27,793,797
Shougang Concord International Enterprises Co., Ltd.	10,004,000	2,007,753
Shui On Land, Ltd.	11,223,300	7,915,608
Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,549,000	594,162
Sino Biopharmaceutical, Ltd.	1,958,666	391,245
#*Sino Union Petroleum & Chemical International, Ltd.	6,320,000	797,376
SinoCom Software Group, Ltd.	608,000	81,682
#Sinofert Holdings, Ltd.	3,482,000	1,900,194
#Sinolink Worldwide Holdings, Ltd.	6,158,000	990,923
#*Sino-Ocean Land Holdings, Ltd.	14,987,239	15,908,560
Sinopec Kantons Holdings, Ltd.	9,174,300	2,161,196
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	195,172	8,929,119
Sinotrans, Ltd.	26,720,000	6,742,500
#Sinotruk Hong Kong, Ltd.	885,500	1,026,419
#Skyworth Digital Holdings, Ltd.	4,444,000	1,659,124
#*Soho China, Ltd.	3,365,000	2,136,083
*SPG Land Holdings, Ltd.	266,000	112,998
#*SRE Group, Ltd.	9,996,000	1,351,625
*TCL Multimedia Technology Holdings, Ltd.	2,354,200	1,249,288
#Tian An China Investments Co., Ltd.	7,396,000	4,333,840
Tiangong International Co., Ltd.	237,000	95,715
#*Tianjin Port Development Holdings, Ltd.	2,496,000	1,053,997
*Tomson Group, Ltd.	192,000	86,586
#TPV Technology, Ltd.	4,530,000	2,461,556
#Travelsky Technology, Ltd.	8,035,000	5,806,072
Vinda International Holdings, Ltd.	1,240,000	852,411
*Wasion Group Holdings, Ltd.	570,000	546,365
Weichai Power Co., Ltd.	47,600	216,008
Weiqiao Textile Co., Ltd.	687,500	432,372
Wuyi International Pharmaceutical Co., Ltd.	1,207,500	133,815
#Xiamen International Port Co., Ltd.	4,290,000	868,104
Xingda International Holdings, Ltd.	2,176,000	807,049
#Xinjiang Xinxin Mining Industry Co., Ltd.	3,674,000	2,439,683
#Xinyu Hengdeli Holdings, Ltd.	1,140,000	421,408
*Xiwang Sugar Holdings Co., Ltd.	683,736	142,636
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	9,007,435
*Zhong An Real Estate, Ltd.	728,000	334,692

TOTAL CHINA		891,545,627

CZECH REPUBLIC — (0.3%)
Komercni Banka A.S.	30,022	5,176,006
*Pegas Nonwovens SA	48,766	1,019,461
Telefonica 02 Czech Republic A.S.	435,445	11,831,403
*Unipetrol A.S.	1,050,841	6,883,787

TOTAL CZECH REPUBLIC		24,910,657

HUNGARY — (2.0%)
*Danubius Hotel & Spa NYRT	136,180	2,571,906

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
Egis Gyogyszergyar NYRT	57,430	$5,853,725
*FHB Mortgage Bank NYRT	5,300	22,036
#*Fotex Holding SE Co., Ltd.	913,849	1,880,755
#MOL Hungarian Oil & Gas NYRT	823,196	60,444,615
#*OTP Bank NYRT	3,925,907	83,812,654
#*Pannonplast NYRT	536,826	2,393,424
Tisza Chemical Group NYRT	237,913	3,159,218

TOTAL HUNGARY		160,138,333

INDIA — (11.0%)
*3i Infotech, Ltd.	386,378	627,086
Adani Enterprises, Ltd.	226,141	3,921,291
Aditya Birla Nuvo, Ltd.	308,435	5,657,891
Adlabs Films, Ltd.	20,606	147,693
*Agro Tech Foods, Ltd.	67,700	207,869
Alembic, Ltd.	619,600	518,070
Allahabad Bank, Ltd.	1,091,889	2,021,949
Alok Industries, Ltd.	5,246,255	2,287,340
Ambuja Cements, Ltd.	5,354,209	12,146,265
Amtek Auto, Ltd.	632,229	1,685,203
*Andhra Bank	1,015,129	1,958,838
Apollo Hospitals Enterprise, Ltd.	191,522	2,205,703
Apollo Tyres, Ltd.	1,676,970	1,411,747
*Arvind Mills, Ltd.	1,449,485	843,491
Ashapura Minechem, Ltd.	36,874	32,424
Ashok Leyland, Ltd.	6,240,668	4,735,442
Asian Hotels, Ltd.	2,100	13,654
Aurobindo Pharma, Ltd.	308,107	3,790,282
Avaya GlobalConnect, Ltd.	5,325	13,518
Axis Bank, Ltd.	926,344	17,759,448
Bajaj Auto Finance, Ltd.	90,482	356,304
*Bajaj Finserv, Ltd.	66,284	471,712
Bajaj Hindusthan, Ltd.	796,167	3,060,412
*Bajaj Holdings and Investment, Ltd.	296,790	2,909,099
Ballarpur Industries, Ltd.	2,658,186	1,290,340
Balmer Lawrie & Co., Ltd.	48,430	439,880
Balrampur Chini Mills, Ltd.	1,820,136	4,514,778
*Bank of Maharashtra, Ltd.	900,125	790,257
Bank of Rajasthan, Ltd.	527,425	635,144
Bata India, Ltd.	98,732	344,480
BEML, Ltd.	133,202	2,951,956
*Bengal and Assam Co., Ltd. - Private C	9,237	8,057
Bharat Forge, Ltd.	904,484	3,973,285
Bharati Shipyard, Ltd.	30,210	97,267
Bhushan Steel & Strips, Ltd.	189,156	3,072,971
Biocon, Ltd.	558,142	2,548,086
Birla Corp., Ltd.	75,445	480,910
Blue Star Infotech, Ltd.	10,194	17,727
Bombay Dyeing & Manufacturing Co., Ltd.	105,178	773,864
*Bombay Rayon Fashions, Ltd.	252,000	912,874
Cadila Healthcare, Ltd.	19,500	187,893
*Cairn India, Ltd.	2,477,483	12,226,254
Century Enka, Ltd.	54,052	150,652
Century Textiles & Industries, Ltd.	345,830	3,398,680
Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,588,958
City Union Bank, Ltd.	839,100	405,439
Clariant Chemicals (India), Ltd.	2,398	15,002
Coromandel Fertilisers, Ltd.	136,536	525,740
Cranes Software International, Ltd.	313,759	279,175
Cummins India, Ltd.	50,000	287,459
Dalmia Cement (Bharat), Ltd.	28,800	86,979

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
DCM Shriram Consolidated, Ltd.	210,988	$252,605
Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	669,894
Dishman Pharmaceuticals & Chemicals, Ltd.	66,839	261,422
*DLF, Ltd.	89,326	738,280
Dr. Reddy’s Laboratories, Ltd.	617,398	10,512,600
*Dr. Reddy’s Laboratories, Ltd. ADR	6,300	105,525
E.I.D. - Parry (India), Ltd.	357,212	2,193,257
*Edelweiss Capital, Ltd.	28,614	258,284
Eicher Motors, Ltd.	23,810	187,900
EIH, Ltd.	881,287	2,154,020
Elder Pharmaceuticals, Ltd.	97,715	566,122
Electrosteel Casings, Ltd.	513,690	419,506
Elgi Equipments, Ltd.	47,790	55,118
*Escorts, Ltd.	388,991	593,093
Essel Propack, Ltd.	442,637	275,590
Everest Industries, Ltd.	9,843	22,234
Exide Industries, Ltd.	397,389	712,774
FAG Bearings (India), Ltd.	500	4,513
FDC, Ltd.	179,858	162,004
Federal Bank, Ltd.	1,330,205	6,661,977
Financial Technologies (India), Ltd.	87,301	2,565,455
Finolex Cables, Ltd.	537,055	448,488
Finolex Industries, Ltd.	695,629	736,509
*Firstsource Solutions, Ltd.	462,206	262,148
*Fortis Healthcare, Ltd.	605,010	1,299,367
Gammon India, Ltd.	377,404	1,303,407
Geodesic, Ltd.	263,010	629,736
*Gitanjali Gems, Ltd.	512,893	1,193,206
GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	128,424
Godfrey Phillips India, Ltd.	784	29,165
Godrej Industries, Ltd.	106,644	340,270
*Goetze (India), Ltd.	9,195	13,358
Graphite India, Ltd.	89,000	94,841
Great Eastern Shipping Co., Ltd.	645,773	3,468,258
*Great Offshore, Ltd.	162,012	1,621,255
*GTL Infrastructure, Ltd.	691,128	540,949
*GTL, Ltd.	525,227	3,293,999
Gujarat Alkalies & Chemicals, Ltd.	421,803	898,307
Gujarat Fluorochemicals, Ltd.	101,490	312,353
Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,242,379
Gujarat State Fertilizers & Chemicals, Ltd.	445,889	1,385,885
*Gujarat State Petronet, Ltd.	605,003	910,818
H.E.G., Ltd.	129,459	699,723
HCL Infosystems, Ltd.	496,002	1,230,589
HCL Technologies, Ltd.	1,246,145	6,269,219
HDFC Bank, Ltd.	188,976	5,926,107
Hexaware Technologies, Ltd.	1,162,865	1,705,151
*Hindalco Industries, Ltd.	6,083,881	12,737,138
Hinduja Global Solutions, Ltd.	65,909	560,314
*Hinduja Ventures, Ltd.	65,909	302,660
Hindustan Construction Co., Ltd.	1,176,506	2,890,878
Hotel Leelaventure, Ltd.	1,357,335	962,499
*Housing Development & Infrastructure, Ltd.	540,634	3,120,133
ICI India, Ltd.	47,767	540,602
ICICI Bank, Ltd. Sponsored ADR	3,330,895	104,423,558
*ICSA (India), Ltd.	278,281	1,065,172
IDBI Bank, Ltd.	2,354,413	5,211,813
India Cements, Ltd.	2,016,703	5,890,567
*India Infoline, Ltd.	1,395,726	3,974,881
Indiabulls Financial Services, Ltd.	1,234,470	5,117,784
Indiabulls Real Estate, Ltd.	2,924,244	15,011,223

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Indiabulls Securities, Ltd.	6,234	$5,476
*Indian Hotels Co., Ltd.	3,531,468	5,042,037
Indian Oil Corp., Ltd.	8,798	100,291
Indian Overseas Bank	951,213	1,743,875
Indo Rama Synthetics (India), Ltd.	202,314	119,813
IndusInd Bank, Ltd.	1,771,067	3,215,817
INEIS ABS India, Ltd.	28,114	81,459
Infrastructure Development Finance Co., Ltd.	5,874,988	16,541,839
*ING Vysya Bank, Ltd.	162,306	719,899
Ipca Laboratories, Ltd.	94,786	1,208,218
IVRCL Infrastructures & Projects, Ltd.	1,432,050	10,030,940
J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	344,038
Jammu & Kashmir Bank, Ltd.	230,364	2,178,512
JBF Industries, Ltd.	35,983	71,130
*Jet Airways (India), Ltd.	244,572	1,309,138
Jindal Poly Films, Ltd.	21,594	132,503
Jindal Saw, Ltd.	233,794	2,376,596
*JK Tyre and Industries, Ltd.	158,673	292,159
JSL, Ltd.	726,612	1,209,910
JSW Steel, Ltd.	1,091,845	15,918,611
Jubilant Organosys, Ltd.	197,412	836,508
Karnataka Bank, Ltd.	427,594	1,215,960
Karur Vysya Bank, Ltd.	128,817	875,388
Kesoram Industries, Ltd.	204,223	1,526,074
Kirloskar Oil Engines, Ltd.	458,360	1,121,936
*Kotak Mahindra Bank, Ltd.	74,000	1,010,724
*KS Oils, Ltd.	1,831,255	2,068,236
Lakshmi Machine Works, Ltd.	3,835	79,553
*Landmark Property Development Co., Ltd.	246,234	35,006
LIC Housing Finance, Ltd.	518,887	6,671,277
Maharashtra Scooters, Ltd.	4,450	13,457
Maharashtra Seamless, Ltd.	70,749	373,589
*Mahindra & Mahindra Financial Services, Ltd.	5,034	25,457
Mahindra & Mahindra, Ltd.	1,184,703	21,166,370
Mahindra Lifespace Developers, Ltd.	92,412	580,867
Maruti Suzuki India, Ltd.	532,739	15,722,691
Mastek, Ltd.	83,250	405,782
*MAX India, Ltd.	3,100	13,485
*McLeod Russel India, Ltd.	606,597	1,748,190
Mercator Lines, Ltd.	1,524,731	1,874,749
Merck, Ltd.	29,241	241,223
Monnet Ispat, Ltd.	85,565	488,851
Monsanto India, Ltd.	382	12,547
Moser Baer (India), Ltd.	1,516,872	2,823,344
Mphasis, Ltd.	111,660	1,114,419
MRF, Ltd.	17,453	1,689,818
Mukand, Ltd.	324,653	288,405
Nagarjuna Construction Co., Ltd.	1,407,751	4,185,617
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	979,477
Nahar Capital & Financial Services, Ltd.	51,549	38,803
Nahar Spinning Mills, Ltd.	33,942	30,767
*Navneet Publications (India), Ltd.	118,740	236,015
NIIT Technologies, Ltd.	323,335	674,435
NIIT, Ltd.	971,258	1,228,275
Nirma, Ltd.	347,990	1,161,150
NOCIL, Ltd.	981,740	513,948
OCL India, Ltd.	82,078	191,039
*Oracle Financial Services Software, Ltd.	27,422	883,866
Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	902,165
Orient Paper and Industries, Ltd.	53,000	58,768
Oriental Bank of Commerce	377,448	1,354,492

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Panacea Biotec, Ltd.	39,063	$126,449
*Parsvnath Developers, Ltd.	365,188	923,279
Patel Engineering, Ltd.	17,847	154,671
*Patni Computer Systems, Ltd.	690,149	5,224,513
Patni Computer Systems, Ltd. ADR	55,441	845,475
Petronet LNG, Ltd.	2,884,537	4,205,286
Polaris Software Lab, Ltd.	396,842	1,020,396
Prism Cements, Ltd.	358,139	333,548
PSL, Ltd.	62,792	159,370
PTC India, Ltd.	1,650,443	3,131,056
*Punj Lloyd, Ltd.	1,229,016	6,326,868
Rain Commodities, Ltd.	215,083	898,741
Rallis India, Ltd.	15,926	253,495
*Ranbaxy Laboratories, Ltd.	923,189	5,418,821
*Raymond, Ltd.	335,948	1,225,732
REI Agro, Ltd.	1,058,470	1,457,603
*Rei Six Ten Retail, Ltd.	87,880	1,777,760
Reliance Capital, Ltd.	923,214	17,055,483
Reliance Communications, Ltd.	5,398,403	31,044,801
*Reliance Industries, Ltd.	4,193,665	171,209,317
*Reliance Media	20,606	4,340
*Reliance Natural Resources, Ltd.	1,219,550	2,127,282
*Reliance Power, Ltd.	92,454	327,769
Rolta India, Ltd.	1,166,664	3,818,023
Ruchi Soya Industries, Ltd.	1,172,211	1,494,713
*S.Kumars Nationwide, Ltd.	1,242,979	1,181,075
*SEAMEC, Ltd.	51,335	200,636
Shriram Transport Finance Co., Ltd.	105,855	674,303
SKF India, Ltd.	15,701	87,332
*Sona Koyo Steering Systems, Ltd.	118,568	32,409
South India Bank, Ltd.	567,956	1,418,994
SREI Infrastructure Finance, Ltd.	815,444	1,140,619
SRF, Ltd.	266,306	773,648
State Bank of India, Ltd.	339,946	12,898,198
*Sterlite Industries (India), Ltd. ADR	725,022	9,606,541
Sterlite Industries (India), Ltd. Series A	1,436,564	19,366,542
Sterlite Technologies, Ltd.	274,890	1,364,248
*Strides Arcolab, Ltd.	126,300	405,185
Sundram Fastners, Ltd.	38,520	29,962
*Suzlon Energy, Ltd.	3,384,835	7,050,712
Syndicate Bank	1,422,728	2,468,841
*Tanla Solutions, Ltd.	597,279	713,975
Tata Chemicals, Ltd.	763,975	4,063,396
#Tata Communications, Ltd. ADR	20,500	417,790
Tata Investment Corp., Ltd.	57,960	484,998
*Tata Metaliks, Ltd.	7,415	13,395
*Tata Motors, Ltd.	1,420,249	12,486,047
#*Tata Motors, Ltd. Sponsored ADR	235,382	2,483,280
Tata Steel, Ltd.	2,285,578	22,059,594
Tata Tea, Ltd.	262,758	4,652,454
*Teledata Marine Solutions, Ltd.	267,258	190,899
*Teledata Technology Solution	267,258	190,899
Trent, Ltd.	14,497	155,882
*Triveni Engineering & Industries, Ltd.	240,000	549,350
Tube Investments of India, Ltd.	622,149	764,870
TVS Motor Co., Ltd.	1,082,101	1,342,327
Ucal Fuel Systems, Ltd.	22,332	20,549
Unichem Laboratories, Ltd.	68,966	319,481
Union Bank of India, Ltd.	752,656	3,672,165
Unitech, Ltd.	388,598	733,342
United Phosphorus, Ltd.	530,310	1,895,033

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Usha Martin, Ltd.	1,017,075	$1,084,307
*Uttam Galva Steels, Ltd.	305,386	376,439
Vardhman Textiles, Ltd.	88,383	267,787
Varun Shipping Co., Ltd.	549,032	651,362
Videocon Industries, Ltd.	740,788	2,812,947
Videsh Sanchar Nigam, Ltd.	727,705	7,638,871
Welspun-Gujarat Stahl Rohren, Ltd.	824,452	3,910,408
*Wire & Wireless India, Ltd.	434,815	180,278
*Wockhardt, Ltd.	298,428	879,567
*Yes Bank, Ltd.	407,120	1,353,131
Zee Entertainment Enterprises, Ltd.	1,849,519	7,183,248
Zee News, Ltd.	726,155	622,801
Zuari Industries, Ltd.	127,958	734,617
*Zydus Wellness, Ltd.	5,200	13,182

TOTAL INDIA		881,239,835

INDONESIA — (3.1%)
*PT Agis Tbk	2,012,000	26,963
*PT Asahimas Flat Glass Tbk	5,333,500	913,087
PT Astra International Tbk	9,605,400	28,329,098
*PT Bakrie & Brothers Tbk	683,539,250	7,234,474
*PT Bakrieland Development Tbk	345,341,020	12,341,346
*PT Bank Bukopin Tbk	4,243,000	177,188
PT Bank Danamon Indonesia Tbk	5,823,803	2,832,264
*PT Bank Pan Indonesia Tbk	122,107,326	8,847,165
PT Bank Rakyat Indonesia Tbk	1,149,500	844,607
PT Berlian Laju Tanker Tbk	69,965,733	5,851,997
PT Bhakti Investama Tbk	60,568,175	1,552,846
PT Budi Acid Jaya Tbk	14,289,000	345,243
PT Bumi Resources Tbk	139,259,000	39,214,375
*PT Central Proteinaprima Tbk	174,742,000	1,777,142
*PT Charoen Pokphand Indonesia Tbk	31,047,166	3,309,023
*PT Ciputra Development Tbk	33,161,000	2,736,738
*PT Ciputra Surya Tbk	17,718,000	1,107,383
*PT Clipan Finance Indonesia Tbk	3,636,000	74,524
*PT Davomas Adabi Tbk	139,739,500	1,027,807
*PT Dynaplast Tbk	3,040,000	260,353
*PT Energi Mega Persada Tbk	113,999,782	4,371,651
PT Enseval Putera Megatrading Tbk	1,310,000	114,707
*PT Ever Shine Textile Tbk	19,347,215	130,606
*PT Global Mediacom Tbk	96,453,500	3,397,682
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,669,500	9,456,190
*PT Hero Supermarket Tbk	220,000	88,665
*PT Indah Kiat Pulp and Paper Corp. Tbk	22,156,500	4,038,686
*PT Indo Tambangraya Megah Tbk	203,000	541,420
PT Indocement Tunggal Prakarsa Tbk	289,000	270,436
PT Indofood Sukses Makmur Tbk	69,760,000	15,970,997
*PT International Nickel Indonesia Tbk	36,038,000	15,610,972
PT Jaya Real Property Tbk	25,528,000	1,761,882
PT Kalbe Farma Tbk	30,353,500	4,003,219
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,471,347
PT Lautan Luas Tbk	2,102,000	173,604
*PT Lippo Karawaci Tbk	124,182,750	8,877,509
*PT Matahari Putra Prima Tbk	35,296,900	3,125,930
PT Mayorah Indah Tbk	8,807,572	1,906,095
*PT Medco Energi International Tbk	28,781,500	9,632,926
*PT Panasia Indosyntec Tbk	403,200	16,250
*PT Panin Insurance Tbk	30,688,500	728,564
*PT Panin Life Tbk	151,733,500	1,680,866
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,811,000	1,258,537

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Petrosea Tbk	76,000	$78,179
PT Ramayana Lestari Sentosa Tbk	6,300,500	348,981
PT Samudera Indonesia Tbk	415,500	165,167
PT Selamat Semp Tbk	10,624,000	652,783
*PT Semen Gresik Tbk	30,281,410	18,156,897
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,504,478
*PT Summarecon Agung Tbk	60,663,000	3,360,886
*PT Sunson Textile Manufacturer Tbk	6,012,000	148,407
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	37,400
*PT Suryainti Permata Tbk	17,378,000	241,226
PT Tigaraksa Satria Tbk	165,200	5,992
PT Timah Tbk	23,462,500	4,965,545
PT Trimegah Sec Tbk	34,298,000	777,536
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	2,278,912
PT Tunas Ridean Tbk	11,363,500	2,009,817
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	852,085
PT Unggul Indah Cahaya Tbk	371,435	91,315
PT United Tractors Tbk	2,573,666	3,351,269

TOTAL INDONESIA		248,459,239

ISRAEL — (2.7%)
*Africa-Israel Investments, Ltd.	224,292	4,567,039
*Alvarion, Ltd.	745,931	3,313,243
Ashtrom Properties, Ltd.	135,999	148,863
*AudioCodes, Ltd.	23,091	49,966
*Azorim Investment Development & Construction Co., Ltd.	294,564	1,219,176
*Bank Hapoalim B.M.	13,638,154	44,847,110
*Bank Leumi Le-Israel B.M.	12,542,791	42,282,702
*Bank of Jerusalem, Ltd.	70,475	113,065
*Baran Group, Ltd.	102,507	551,340
Blue Square-Israel, Ltd.	61,675	569,809
Clal Industries, Ltd.	984,961	4,739,062
*Clal Insurance Enterprise Holdings, Ltd.	262,245	5,004,768
*Delta-Galil Industries, Ltd.	—	2
*Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	58,924
Discount Investment Corp.	279,027	6,498,926
*Elbit Medical Imaging, Ltd.	141,338	3,602,355
Electra (Israel), Ltd.	15,789	1,912,416
*Elron Electronic Industries, Ltd.	323,983	2,061,754
*Feuchtwanger Investments, Ltd.	10,500	33
*First International Bank of Israel, Ltd. (6123804)	570,205	1,377,030
*First International Bank of Israel, Ltd. (6123815)	289,898	3,497,781
Formula Systems, Ltd.	91,685	729,224
*Formula Vision Technologies, Ltd.	—	—
Frutarom Industries, Ltd.	160,013	1,245,838
*Granite Hacarmel Investments, Ltd.	142,500	293,649
*Hadera Paper, Ltd.	31,026	1,745,697
*Harel Insurance Investments & Finances, Ltd.	106,397	4,572,639
*Industrial Building Corp., Ltd.	794,392	1,365,876
*Israel Cold Storage & Supply Co., Ltd.	7,000	55,614
*Israel Petrochemical Enterprises, Ltd.	79,721	209,298
*Israel Steel Mills, Ltd.	97,000	1,002
Ituran Location & Control, Ltd.	47,663	479,932
*Jerusalem Oil Exploration, Ltd.	27,096	490,494
*Kardan Israel, Ltd.	2,237	4,678
*Knafaim Arkia Holdings, Ltd.	110,791	491,224
Koor Industries, Ltd.	146,770	4,112,273
Liberty Properties, Ltd.	3,457	27,638
*Magal Security Systems, Ltd.	18,398	86,626
Makhteshim-Agan Industries, Ltd.	1,364,660	7,079,400

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Mellanox Technologies, Ltd.	10,882	$177,601
*Menorah Mivtachim Holdings, Ltd.	235,237	2,551,665
Merhav-Ceramic & Building Materials Center, Ltd.	36,232	60,334
*Migdal Insurance & Financial Holdings, Ltd.	3,224,814	5,059,801
*Miloumor, Ltd.	97,997	6,749
*Minrav Holdings, Ltd.	2,000	137,834
*Mivtach Shamir Holdings, Ltd.	42,661	981,589
*Mizrahi Tefahot Bank, Ltd.	1,725,090	12,742,106
*Naphtha Israel Petroleum Corp.	125,444	457,037
*NICE Systems, Ltd. Sponsored ADR	243,089	6,655,777
*OCIF Investments and Development, Ltd.	6,796	53,121
Oil Refineries, Ltd.	11,090,509	5,225,112
Ormat Industries, Ltd.	1,044,393	9,078,032
*Phoenix Holdings, Ltd. (The)	238,984	611,653
*RADVision, Ltd.	63,955	582,463
*Retalix, Ltd.	235,506	2,154,287
*Scailex Corp., Ltd.	416,611	4,438,260
Super-Sol, Ltd. Series B.	780,479	3,102,993
*Team Computer & Systems, Ltd.	2,615	39,066
#Teva Pharmaceutical Industries, Ltd. Sponsored ADR	221,228	11,800,302
*Union Bank of Israel, Ltd.	364,943	1,467,666

TOTAL ISRAEL		216,789,914

MALAYSIA — (3.7%)
A&M Realty Berhad	720,700	116,621
Affin Holdings Berhad	9,611,900	4,918,572
*Airasia Berhad	2,630,000	1,119,690
*Al-’Aqar KPJ REIT Berhad	69	19
Alliance Financial Group Berhad	10,416,900	7,298,641
*AMBD Berhad	927,567	134,296
AMMB Holdings Berhad	21,831,262	24,792,029
Ann Joo Resources Berhad	2,857,200	1,921,718
APM Automotive Holdings Berhad	1,024,700	523,975
Apollo Food Holdings Berhad	109,000	78,180
*Asas Dunia Berhad	350,000	60,192
*Asia Pacific Land Berhad	5,644,300	464,343
*Axiata Group Berhad	7,167,250	5,978,426
Bandar Raya Developments Berhad	4,047,000	1,734,404
Batu Kawan Berhad	2,242,250	5,726,393
*Berjaya Corp. Berhad	16,673,980	4,400,637
Berjaya Land Berhad	3,295,000	3,569,200
Bernas Padiberas Nasional Berhad	4,690,300	2,556,466
Bimb Holdings Berhad	1,882,400	566,861
Bina Darulaman Berhad	60,800	14,489
Bolton Properties Berhad	1,277,400	246,353
Boustead Holdings Berhad	3,255,600	3,657,518
Cahya Mata Sarawak Berhad	1,538,300	654,552
Chemical Co. of Malaysia Berhad	311,000	223,633
Chin Teck Plantations Berhad	304,700	630,566
*Country Heights Holdings Berhad	37,300	7,090
Cycle & Carriage Bintang Berhad	249,800	262,464
*Datuk Keramik Holdings Berhad	127,000	—
Dijaya Corp. Berhad	612,100	182,380
DNP Holdings Berhad	1,431,800	478,915
DRB-Hicom Berhad	9,339,500	2,945,372
*Eastern & Oriental Berhad (6468754)	4,904,766	1,544,712
Eastern & Oriental Berhad (B19ZLW1)	283,149	89,225
Eastern Pacific Industrial Corp. Berhad	497,700	226,148
ECM Libra Avenue Berhad	6,220,730	1,169,797
EON Capital Berhad	2,620,107	3,588,043
Esso Malaysia Berhad	905,500	565,738

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Far East Holdings Berhad	388,800	$699,948
*Fountain View Development Berhad	2,573,200	160,711
Gamuda Berhad	9,077,000	8,649,059
General Corp. Berhad	1,681,400	476,147
Genting Plantations Berhad	1,918,900	3,076,587
Glomac Berhad	1,609,100	429,234
*Gold Is Berhad	2,412,900	831,931
*Gula Perak Berhad	50	1
GuocoLand (Malaysia) Berhad	486,000	139,310
Hap Seng Consolidated Berhad	2,455,400	1,790,137
Hap Seng Plantations Holdings Berhad	1,261,300	797,865
Hong Leong Financial Group Berhad	1,624,337	2,354,244
Hong Leong Industries Berhad	1,225,800	1,269,359
Hume Industries (Malaysia) Berhad	537,667	460,884
Hunza Properties Berhad	1,033,300	419,702
Hwang-DBS (Malaysia) Berhad	908,700	418,369
IGB Corp. Berhad	10,599,200	5,358,656
IJM Corp. Berhad	9,633,600	16,560,456
*IJM Land Berhad	3,393,800	1,541,231
*Insas Berhad	3,779,000	461,918
IOI Corp. Berhad	9,720	13,511
*Jaks Resources Berhad	3,438,000	888,039
Jaya Tiasa Holdings Berhad	1,192,135	608,950
Jerneh Asia Berhad	425,120	143,456
*K & N Kenanga Holdings Berhad	2,209,100	437,478
*Karambunai Corp. Berhad	6,839,800	165,077
Keck Seng (Malaysia) Berhad	1,663,400	1,763,435
Kian Joo Can Factory Berhad	3,566,680	1,205,175
*KIG Glass Industrial Berhad	260,000	2,214
Kim Loong Resources Berhad	324,800	179,597
*Kinsteel Berhad	6,251,400	1,711,522
KLCC Property Holdings Berhad	5,965,800	5,353,651
KNM Group Berhad	10,061,700	2,498,694
Knusford Berhad	139,300	67,679
KPJ Healthcare Berhad	1,570,300	1,425,792
KrisAssets Holdings Berhad	250,377	178,073
KSL Holdings Berhad	189,466	61,333
Kub Malaysia Berhad	5,214,000	791,685
Kulim Malaysia Berhad	2,376,025	4,888,715
*Kumpulan Hartanah Selangor Berhad	520,000	85,613
Kwantas Corp. Berhad	246,000	141,008
*Landmarks Berhad	4,048,808	1,620,569
Leader Universal Holdings Berhad	5,383,033	1,177,477
*Lion Corp Berhad	7,984,307	1,098,596
Lion Diversified Holdings Berhad	5,448,100	919,887
Lion Industries Corp. Berhad	7,130,681	3,176,546
*MAA Holdings Berhad	888,700	195,584
Malaysia Building Society Berhad	419,000	116,433
Malaysian Airlines System Berhad	521,567	459,021
Malaysian Bulk Carriers Berhad	1,552,725	1,410,323
Malaysian Mosaics Berhad	354,240	112,601
*Malaysian Resources Corp. Berhad	950,600	380,815
MBM Resources Berhad	487,533	318,455
*Measat Global Berhad	2,328,100	1,392,851
Mega First Corp. Berhad	1,101,700	318,953
Merge Housing Berhad	58,952	8,703
Metro Kajang Holdings Berhad	535,333	165,461
*Metroplex Berhad	817,000	—
MISC Berhad	275,200	687,992
*MK Land Holdings Berhad	8,074,200	938,770
MMC Corp. Berhad	10,879,779	7,504,762

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
MNRB Holdings Berhad	1,150,800	$1,065,497
MTD ACPI Engineering Berhad	74,200	14,026
Muhibbah Engineering Berhad	4,613,000	1,965,054
*MUI Properties Berhad	670,000	30,356
*Mulpha International Berhad	11,256,500	1,741,958
MWE Holdings Berhad	270,000	59,569
Naim Holdings Berhad	744,600	464,958
NCB Holdings Berhad	2,447,800	1,973,801
Negri Sembilan Oil Palms Berhad	167,600	191,201
New Straits Times Press (Malaysia) Berhad	1,751,100	735,460
NV Multi Corp. Berhad	165,700	26,129
Oriental Holdings Berhad	3,021,116	4,456,251
Oriental Interest Berhad	165,000	51,057
OSK Holdings Berhad	4,969,618	2,032,347
P.I.E. Industrial Berhad	323,600	370,853
*Pacific & Orient Berhad	283,365	78,824
Panasonic Manufacturing Malaysia Berhad	353,180	1,231,936
*Paracorp Berhad	252,000	715
Paramount Corp. Berhad	203,900	135,975
Parkson Holdings Berhad	1,627,590	2,492,555
PBA Holdings Berhad	1,502,500	401,034
Pelikan International Corp. Berhad	2,742,880	1,160,234
*Permaju Industries Berhad	1,703,300	193,419
Petronas Dagangan Berhad	821,800	1,994,601
PJ Development Holdings Berhad	2,768,800	510,798
Pos Malaysia Berhad	3,533,817	2,346,209
PPB Group Berhad	6,759,566	28,220,838
*Prime Utilities Berhad	39,000	996
Protasco Berhad	282,200	66,014
Proton Holdings Berhad	3,581,500	2,767,914
*Pulai Springs Berhad	159,800	34,024
*Ramunia Holdings Berhad	2,434,736	418,367
Ranhill Berhad	3,026,600	842,397
RHB Capital Berhad	4,821,000	6,291,086
*Salcon Berhad	574,000	87,066
Sarawak Energy Berhad	5,172,000	3,157,052
Sarawak Oil Palms Berhad	391,820	263,415
Scientex, Inc. Berhad	645,048	219,990
Scomi Group Berhad	10,648,300	2,040,145
Selangor Dredging Berhad	1,312,700	206,766
Shangri-La Hotels (Malaysia) Berhad	738,000	360,464
Shell Refining Co. Federation of Malaysia Berhad	217,100	647,021
SHL Consolidated Berhad	1,008,700	309,268
Southern Steel Berhad	1,338,800	680,176
Subur Tiasa Holdings Berhad	460,530	296,056
*Sunrise Berhad	3,893,834	2,077,675
Sunway City Berhad	3,416,100	2,946,798
Sunway Holdings Berhad	3,977,900	1,570,393
Supermax Corp. Berhad	461,000	327,182
Suria Capital Holdings Berhad	590,800	217,940
Ta Ann Holdings Berhad	179,400	243,434
TA Enterprise Berhad	10,563,300	3,263,611
Tahp Group Berhad	27,000	22,877
*Talam Corp. Berhad	17,833,050	480,744
Tamco Corp. Holdings Berhad	71	2
Tan Chong Motor Holdings Berhad	4,998,300	2,623,821
TDM Berhad	1,059,200	486,938
*Tebrau Teguh Berhad	5,320,066	1,245,732
*Time Dotcom Berhad	14,930,100	1,715,058
Tiong Nam Transport Holdings Berhad	141,500	30,139
*Titan Chemicals Corp. Berhad	1,583,500	476,860

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Tradewinds (Malaysia) Berhad	847,200	$708,066
*Tradewinds Corp. Berhad	5,067,600	1,020,871
UAC Berhad	77,398	64,590
*UEM Land Holdings Berhad	2,338,775	1,142,006
UMW Holdings Berhad	2,726,886	4,795,742
Unico-Desa Plantations Berhad	4,110,228	857,790
*Unisem (M) Berhad	4,210,700	1,984,661
United Malacca Rubber Estates Berhad	543,700	1,273,325
United Plantations Berhad	678,200	2,443,119
Utusan Melayu (Malaysia) Berhad	86,500	20,863
VS Industry Berhad	1,337,193	523,970
*WCT Berhad	1,235,300	946,407
*WTK Holdings Berhad	4,155,250	1,521,169
Yeo Hiap Seng (Malaysia) Berhad	355,320	145,845
*YTL Cement Berhad	11,100	14,539
YTL Corp. Berhad	5,593,600	11,503,339
Yu Neh Huat Berhad	4,464,613	2,293,018
Zelan Berhad	4,989,300	1,372,916

TOTAL MALAYSIA		295,953,215

MEXICO — (6.2%)
#Alfa S.A.B. de C.V. Series A	3,534,217	13,423,550
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	1,532,131
America Movil S.A.B. de C.V. Series L ADR	55,728	2,396,861
#*Axtel S.A.B. de C.V.	5,353,540	2,893,805
#*Carso Infraestructura y Construccion S.A.B. de CV	57,500	28,600
*Cemex S.A.B. de C.V. Sponsored ADR	9,397,979	88,247,020
#Cia Minera Autlan S.A.B. de C.V.	44,000	87,007
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	268,407	12,400,403
#*Consorcio ARA S.A.B. de C.V.	10,348,200	5,288,088
*Consorcio Hogar S.A.B. de C.V. Series B	1,276,418	112,094
#*Corporacion GEO S.A.B. de C.V. Series B	5,807,182	12,397,799
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	734,828
Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	1,255
Corporacion Moctezuma S.A.B. de C.V.	111,200	234,792
Corporativo Fragua S.A.B. de C.V. Series B	70	551
#*Desarrolladora Homex S.A.B. de C.V.	1,663,900	9,746,078
*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	3,160,131
*Dine S.A.B. de C.V.	1,818,367	867,266
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	69,649
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,218,972
#Embotelladora Arca S.A.B. de C.V.	885,300	2,188,284
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,132
#*Empresas ICA S.A.B. de C.V.	2,318,272	4,263,065
*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,032,762	7,663,094
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	5,550,100
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,411,458	54,482,279
*GMD Resorts S.A.B. de C.V.	41,400	13,947
*Gruma S.A.B. de C.V. ADR	85,416	491,996
#*Gruma S.A.B. de C.V. Series B	2,801,716	4,093,657
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	829,054
*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	19,900	218,502
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	588,389	16,421,937
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,237,583
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	9,832,078
#Grupo Carso S.A.B. de C.V. Series A-1	10,643,493	34,648,361
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	6,890,036
*Grupo FAMSA S.A.B. de C.V.	1,918,478	2,547,513
#Grupo Financiero Banorte S.A.B. de C.V.	8,067,760	19,990,748
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,311,133	22,953,299
Grupo Gigante S.A.B. de C.V. Series B	324,076	336,736

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Grupo Herdez S.A.B. de C.V.	319,000	$372,638
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,579,286
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	264,127
#*Grupo Iusacell S.A.B. de C.V.	210,260	711,134
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,219,459
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	17,907
Grupo Mexico S.A.B. de C.V. Series B	37,364,946	53,180,482
*Grupo Nutrisa S.A. de C.V.	428	551
*Grupo Posadas S.A. de C.V. Series L	356,000	282,989
*Grupo Qumma S.A. de C.V. Series B	5,301	72
#*Grupo Simec S.A. de C.V.	1,190,800	2,821,716
*Grupo Simec S.A.B. de C.V.	8,200	57,482
Grupo Televisa S.A. de C.V.	288,100	1,041,470
Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	5,899,149
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	4,340,915	3,516,374
Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,392,521
#*Industrias CH S.A.B. de C.V. Series B	2,827,592	9,954,049
#Industrias Penoles S.A.B. de C.V.	892,955	14,196,423
#*Organizacion Soriana S.A.B. de C.V. Series B	14,540,800	36,338,240
Qualitas Compania de Seguros S.A. de C.V.	1,934,300	746,834
*Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	523
#*SARE Holding S.A. de C.V.	3,301,100	999,652
*Savia S.A. de C.V.	3,457,285	209,390
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	477,462
Telmex Internacional S.A.B. de C.V. ADR	109,864	1,379,892
#*Urbi, Desarrollos Urbanos, S.A.B. de C.V.	5,558,450	9,611,250
*Vitro S.A.B. de C.V.	2,429,986	1,085,390

TOTAL MEXICO		498,855,743

PHILIPPINES — (0.6%)
A. Soriano Corp.	20,195,000	982,523
Alaska Milk Corp.	7,953,000	809,258
*Alsons Consolidated Resources, Inc.	16,904,000	202,159
Bacnotan Consolidated Industries, Inc.	2,551,998	440,549
Banco de Oro Unibank, Inc.	6,268,320	4,562,838
*Belle Corp.	31,340,000	768,012
*Benpres Holdings Corp.	25,704,000	1,655,487
Cebu Holdings, Inc.	7,720,250	295,277
China Banking Corp.	1,724	12,363
*Digital Telecommunications Phils., Inc.	98,759,000	2,995,679
DMCI Holdings, Inc.	13,134,280	2,020,073
*Empire East Land Holdings, Inc.	37,000,000	361,279
*Export & Industry Bank, Inc.	14,950	81
Filinvest Land, Inc.	168,982,031	3,436,096
*Filipina Water Bottling Corp.	5,471,786	—
*First Philippines Holdings Corp.	3,378,100	2,770,979
*House of Investments, Inc.	326,000	15,042
International Container Terminal Services, Inc.	270,000	100,935
Macroasia Corp.	1,663,000	96,888
Megaworld Corp.	176,933,600	5,069,365
Metro Bank & Trust Co.	7,626,155	6,164,665
*Mondragon International Philippines, Inc.	2,464,000	6,406
*Philippine National Bank	3,781,218	1,822,206
*Philippine National Construction Corp.	398,900	40,653
*Philippine Realty & Holdings Corp.	5,860,000	38,926
Philippine Savings Bank	1,232,313	1,038,034
*Philippine Townships, Inc.	226,200	435
*Prime Media Holdings, Inc.	409,000	6,805
*Prime Orion Philippines, Inc.	13,010,000	156,943
*Rizal Commercial Banking Corp.	3,971,548	1,383,755
Robinson’s Land Corp. Series B	17,781,700	3,362,319

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Security Bank Corp.	2,387,410	$2,108,436
Shang Properties, Inc.	614,285	17,618
SM Development Corp.	28,566,248	2,137,050
*Solid Group, Inc.	10,648,000	159,454
Union Bank of the Philippines	1,977,494	1,113,754
Universal Robina Corp.	16,573,345	3,070,677
*Vista Land & Lifescapes, Inc.	25,425,868	1,319,792

TOTAL PHILIPPINES		50,542,811

POLAND — (2.2%)
Agora SA	559,848	3,562,579
Asseco Poland SA	314,239	6,469,731
*Bank Millennium SA	5,515,278	7,756,219
*Bank Przemyslowo Handlowy BPH SA	72,355	1,282,045
*Bioton SA	31,475,429	3,251,474
*Boryszew SA	268,708	265,714
Budimex SA	44,415	1,071,956
*Ciech SA	149,411	1,718,737
Debica SA	111,346	2,412,867
*Dom Development SA	34,439	426,325
*Echo Investment SA	2,221,413	2,755,357
Elektrobudowa SA	10,727	596,931
*Elstar Oils SA	175,727	396,733
Emperia Holding SA	14,562	306,837
*Farmacol SA	5,526	70,309
*Getin Holdings SA	1,681,394	4,200,582
Grupa Kety SA	126,858	3,716,084
*Grupa Lotos SA	839,119	6,689,678
Impexmetal SA	5,899,609	3,656,639
*ING Bank Slaski SA	5,428	924,030
*KGHM Polska Miedz SA	1,331,285	39,596,061
*Koelner SA	108,333	461,289
Kredyt Bank SA	619,815	1,750,979
*Lentex SA	70,372	638,109
*MNI SA	297,792	419,711
*Mostostal Warszawa SA	104,434	2,403,474
*Mostostal Zabrze Holding SA	44,190	91,081
*Netia Holdings SA	3,441,202	4,849,767
Orbis SA	541,449	8,098,239
*Pfleiderer Grajewo SA	48,441	172,680
*Pol-Aqua SA	36,427	328,309
*Polnord SA	118,039	1,407,058
Polski Koncern Naftowy Orlen SA	5,310,008	51,993,591
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	332,690	2,260,735
*Raciborska Fabryka Kotlow SA	323,646	1,155,894
*Stalexport SA	889,216	482,752
*Sygnity SA	117,524	718,027
*Synthos SA	8,115,940	3,320,153

TOTAL POLAND		171,678,736

SOUTH AFRICA — (9.0%)
#ABSA Group, Ltd.	2,898,477	44,005,491
Adcorp Holdings, Ltd.	152,955	487,143
Advtech, Ltd.	1,558,456	908,932
Aeci, Ltd.	1,637,382	11,164,267
Afgri, Ltd.	3,987,067	2,558,336
African Bank Investments, Ltd.	3,907,775	14,906,143
African Oxygen, Ltd.	734,706	1,834,182
African Rainbow Minerals, Ltd.	1,163,169	19,644,686
Allied Electronics Corp., Ltd.	540,180	1,900,494
Allied Technologies, Ltd.	196,345	1,541,160

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
AngloGold Ashanti, Ltd.	9,031	$345,290
ArcelorMittal South Africa, Ltd.	1,853,917	23,835,703
Argent Industrial, Ltd.	1,272,940	1,227,629
*Argility, Ltd.	130,947	—
*Aspen Pharmacare Holdings, Ltd.	263,884	2,025,777
AST Group, Ltd.	1,842,229	155,791
Astral Foods, Ltd.	139,135	1,916,304
Aveng, Ltd.	3,391,272	16,075,285
AVI, Ltd.	4,469,388	10,909,579
*Avusa, Ltd.	411,343	1,057,592
Barloworld, Ltd.	2,493,302	14,474,868
*Bell Equipment, Ltd.	368,870	379,933
Bidvest Group, Ltd.	230,871	3,205,502
Business Connexion Group	465,381	231,870
Capitec Bank Holdings, Ltd.	179,693	1,118,172
Cashbuild, Ltd.	60,784	542,243
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	4,335,129
*Cipla Medpro South Africa, Ltd.	3,233,310	1,628,390
Clicks Group, Ltd.	2,716,462	6,845,311
*Corpgro, Ltd.	579,166	—
*Data Tec, Ltd.	2,446,932	6,803,829
Datacentrix Holdings, Ltd.	959,663	536,988
Delta EMD, Ltd.	234,340	271,463
Dimension Data Holdings P.L.C.	3,977,377	4,030,496
Discovery Holdings, Ltd.	136,687	482,165
Distell Group, Ltd.	544,476	4,465,114
*Distribution & Warehousing Network, Ltd.	216,722	181,011
Durban Roodeport Deep, Ltd.	1,462,175	1,095,828
*ElementOne, Ltd.	391,810	535,992
*Eqstra Holdings, Ltd.	948,262	810,311
Exxaro Resources, Ltd.	103,649	1,092,372
Famous Brands, Ltd.	206,074	516,643
FirstRand, Ltd.	4,842,130	9,387,274
Foschini, Ltd.	281,329	2,132,518
Freeworld Coatings, Ltd.	2,085,597	2,129,520
#Gold Fields, Ltd.	487,041	5,848,204
Gold Fields, Ltd. Sponsored ADR	5,386,450	64,960,587
Gold Reef Resorts, Ltd.	519,880	1,154,026
Grindrod, Ltd.	1,114,475	2,208,274
Group Five, Ltd.	465,209	2,091,661
*Harmony Gold Mining Co., Ltd.	2,941,322	27,093,987
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	872,604	8,080,313
Highveld Steel & Vanadilum Corp., Ltd.	264,444	2,314,265
Hudaco Industries, Ltd.	162,006	1,195,267
Hulamin, Ltd.	882,088	1,540,843
Iliad Africa, Ltd.	76,658	75,004
Illovo Sugar, Ltd.	1,516,761	5,992,795
Impala Platinum Holdings, Ltd.	300,321	7,241,284
Imperial Holdings, Ltd.	1,775,916	15,498,372
Investec, Ltd.	2,361,443	16,513,373
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	928,928	5,634,029
JSE, Ltd.	53,811	418,605
Lewis Group, Ltd.	1,114,663	7,321,056
Liberty Holdings, Ltd.	1,458,029	11,238,152
*M Cubed Holdings, Ltd.	1,850,526	47,694
Massmart Holdings, Ltd.	30,622	299,252
Medi-Clinic Corp., Ltd.	2,442,886	6,744,466
*Merafe Resources, Ltd.	12,350,570	1,832,643
*Metair Investments, Ltd.	1,650,332	821,860
*Metorex, Ltd.	1,078,119	452,452

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Metropolitan Holdings, Ltd.	8,873,678	$14,665,753
#Mondi, Ltd.	784,721	3,575,859
Mr. Price Group, Ltd.	485,365	1,909,517
MTN Group, Ltd.	143,510	2,362,028
Murray & Roberts Holdings, Ltd.	1,753,277	10,772,866
Mvelaphanda Group, Ltd.	4,125,843	2,520,314
Nampak, Ltd.	5,972,201	11,752,637
Naspers, Ltd. Series N	432,614	12,915,139
#Nedbank Group, Ltd.	2,710,554	37,441,766
Network Healthcare Holdings, Ltd.	1,429,477	1,951,023
#Northam Platinum, Ltd.	903,973	4,313,809
Oceana Group, Ltd.	482,566	1,552,211
Omnia Holdings, Ltd.	530,107	3,813,325
Palabora Mining Co., Ltd.	192,276	1,781,566
Peregrine Holdings, Ltd.	1,129,448	1,279,021
Pretoria Portland Cement Co., Ltd.	1,197,232	4,420,517
PSG Group, Ltd.	1,076,599	2,586,130
*Randgold & Exploration Co., Ltd.	256,811	—
Raubex Group, Ltd.	50,781	163,278
Redefine Income Fund, Ltd.	83,325	79,357
Reunert, Ltd.	651,562	3,913,446
Sanlam, Ltd.	28,877,831	73,553,767
Santam, Ltd.	18,334	213,585
Sappi, Ltd.	3,330,136	10,711,160
Sappi, Ltd. Sponsored ADR	718,170	2,319,689
Sasol, Ltd. Sponsored ADR	708,659	25,313,299
*Simmer & Jack Mines, Ltd.	297,043	85,449
Spar Group, Ltd. (The)	374,053	2,882,485
Spur Corp., Ltd.	385,679	455,639
Standard Bank Group, Ltd.	1,129,030	13,580,205
Steinhoff International Holdings, Ltd.	11,110,413	21,848,441
Sun International, Ltd.	146,271	1,591,604
#Telkom South Africa, Ltd.	944,704	4,704,086
Telkom South Africa, Ltd. Sponsored ADR	5,288	104,068
*Tiger Wheels, Ltd.	575,610	—
Tongaat-Hulett, Ltd.	266,171	3,374,676
*Trans Hex Group, Ltd.	34,840	15,714
Trencor, Ltd.	1,468,675	3,863,231
Truworths International, Ltd.	68,926	351,994
UCS Group, Ltd.	1,547,424	358,450
Value Group, Ltd.	874,662	315,600
*Vodacom Group Pty, Ltd.	396,758	2,995,016
Woolworths Holdings, Ltd.	2,641,256	5,311,563

TOTAL SOUTH AFRICA		718,070,473

SOUTH KOREA — (10.7%)
Aekyung Petrochemical Co., Ltd.	19,060	265,794
#Asia Cement Manufacturing Co., Ltd.	28,888	1,259,351
*Asia Paper Manufacturing Co., Ltd.	34,410	360,595
*Asiana Airlines, Inc.	480,790	1,566,111
#*Bing Grae Co., Ltd.	29,190	1,040,257
#*BNG Steel Co., Ltd.	41,370	236,598
Boo Kook Securities Co., Ltd.	27,705	572,544
Boryung Pharmaceutical Co., Ltd.	11,018	304,536
Busan Bank	917,340	8,708,444
BYC Co., Ltd.	810	86,368
Byuck San Corp.	10,472	72,191
#*Byuck San Engineering and Construction Co., Ltd.	87,860	234,160
Cheil Industrial, Inc.	107,574	4,162,134
Chong Kun Dang Pharmaceutical Corp.	18,010	285,430
#Choongwae Pharmaceutical Corp.	33,227	423,780

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Chosun Refractories Co., Ltd.	10,390	$468,767
#Chungho Comnet Co., Ltd.	24,590	239,792
CJ Cheiljedang Corp.	44,507	6,369,170
#CJ Corp.	90,342	3,699,940
#*Cosmochemical Co., Ltd.	47,640	267,803
#Crown Confectionery Co., Ltd.	2,910	136,445
Dae Dong Industrial Co., Ltd.	17,320	366,251
#*Dae Sang Corp.	130,802	742,786
Dae Won Kang Up Co., Ltd.	255,760	365,074
#Daeduck Electronics Co., Ltd.	227,450	721,980
#Daeduck Industries Co., Ltd.	68,930	498,675
Daegu Bank Co., Ltd.	748,092	8,524,256
#Daehan Flour Mills Co., Ltd.	6,934	727,612
Daehan Steel Co., Ltd.	21,600	257,318
Daehan Synthetic Fiber Co., Ltd.	5,193	291,360
Daekyo Co., Ltd.	346,480	1,649,723
Daelim Industrial Co., Ltd.	163,582	9,020,768
Daelim Trading Co., Ltd.	31,734	120,870
Daesang Holdings Co., Ltd.	33,096	95,538
#Daesung Industrial Co., Ltd.	8,895	505,918
#Daewoo Engineering & Construction Co., Ltd.	951,350	10,052,316
#*Daewoo Motor Sales Corp.	230,947	1,609,687
Daewoong Co., Ltd.	14,890	285,766
Dahaam E-Tec Co., Ltd.	8,735	205,343
#Daishin Securities Co., Ltd.	261,351	3,782,418
#*Daiyang Metal Co., Ltd.	77,290	128,727
#Daou Technology, Inc.	145,600	973,492
Digital Power Communications Co., Ltd.	113,840	172,069
Dong Ah Tire Industrial Co., Ltd.	69,104	446,065
*Dong Hai Pulp Co., Ltd.	6,457	34,494
Dongbang Agro Co., Ltd.	53,610	280,406
Dongbu Corp.	73,520	531,604
*Dongbu HiTek Co., Ltd.	104,044	745,554
#*Dongbu Securities Co., Ltd.	142,296	952,716
#Dongbu Steel Co., Ltd.	92,198	709,694
Dong-II Corp.	6,378	259,060
*Dongil Industries Co., Ltd.	6,409	322,291
Dongkuk Steel Mill Co., Ltd.	216,142	5,566,627
Dongwha Pharm Co., Ltd.	54,140	375,836
#Dongwon F&B Co., Ltd.	10,026	317,608
Dongwon Industries Co., Ltd.	4,071	355,606
Dongwon Systems Corp.	104,790	121,729
Dongyang Engineering & Construction Corp.	9,995	154,453
Dongyang Express Bus Corp.	3,729	80,102
#Dongyang Mechatronics Corp.	151,347	466,509
Doosan Construction & Engineering Co., Ltd.	69,480	399,574
DPI Co., Ltd.	22,738	106,268
*Eagon Industrial Co., Ltd.	23,060	281,074
e-Starco Co., Ltd.	170,050	143,152
*First Fire & Marine Insurance Co., Ltd.	28,830	174,648
#Fursys, Inc.	33,450	698,737
Gaon Cable Co., Ltd.	12,730	320,800
GIIR, Inc.	31,610	331,496
#Global & Yuasa Battery Co., Ltd.	40,870	820,296
Green Cross Holdings Corp.	10,540	745,361
GS Engineering & Construction Corp.	10,320	734,302
#GS Holdings Corp.	303,960	8,135,997
Gwangju Shinsegae Co., Ltd.	1,127	113,438
#Halla Climate Control Corp.	219,060	1,779,511
#*Halla Engineering & Construction Corp.	38,260	791,635
Han Kuk Carbon Co., Ltd.	25,070	181,211

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Han Yang Securities Co., Ltd.	57,340	$587,883
Hana Financial Group, Inc.	1,051,593	29,746,488
Handok Pharmaceuticals Co., Ltd.	18,150	202,201
#Handsome Corp.	110,990	1,068,902
#Hanil Cement Manufacturing Co., Ltd.	27,260	1,672,023
Hanil Construction Co., Ltd.	38,025	181,103
Hanil E-Wha Co., Ltd.	135,210	294,970
#*Hanjin Heavy Industries & Construction Co., Ltd.	183,384	4,647,453
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	1,240,344
#Hanjin Shipping Co., Ltd.	341,150	5,818,909
#Hanjin Transportation Co., Ltd.	45,900	1,202,928
Hankook Cosmetics Co., Ltd.	110,860	301,396
#Hankook Tire Manufacturing Co., Ltd.	492,550	7,892,024
Hankuk Electric Glass Co., Ltd.	990	20,142
Hankuk Glass Industries, Inc.	29,050	515,383
#Hankuk Paper Manufacturing Co., Ltd.	15,260	516,795
Hanshin Construction Co., Ltd.	24,880	357,517
#Hansol Chemical Co., Ltd.	35,837	283,275
*Hansol Paper Co., Ltd.	192,204	1,812,414
#Hanssem Co., Ltd.	60,410	396,947
#Hanwha Chemical Corp.	466,992	5,348,806
#Hanwha Securities Co., Ltd.	235,525	2,166,050
Hanwha Timeworld Co., Ltd.	9,000	93,079
Heung-A Shipping Co., Ltd.	106,352	75,042
#Hite Holdings Co., Ltd.	37,980	1,187,700
*HMC Investment Securities Co., Ltd.	24,761	531,659
#Honam Petrochemical Corp.	84,744	6,369,189
#Hotel Shilla Co., Ltd.	67,520	933,320
*Huneed Technologies	9,003	48,896
#Husteel Co., Ltd.	22,160	358,432
#Hwa Sung Industrial Co., Ltd.	44,200	217,563
Hwacheon Machine Tool Co., Ltd.	2,050	49,847
Hwashin Co., Ltd.	59,700	121,793
#*Hynix Semiconductor, Inc.	1,389,098	19,870,871
#Hyosung T & C Co., Ltd.	124,047	8,717,201
*Hyundai Cement Co., Ltd.	25,975	290,090
#Hyundai DSF Co., Ltd.	38,700	283,060
#*Hyundai Elevator Co., Ltd.	22,090	1,119,199
#Hyundai H & S Co., Ltd.	21,786	1,285,048
#Hyundai Hysco	270,550	3,087,718
#Hyundai Merchant Marine Co., Ltd.	293,761	6,357,130
Hyundai Mipo Dockyard Co., Ltd.	70,716	7,816,210
Hyundai Motor Co., Ltd.	795,473	56,975,570
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	226,043
*Hyundai Securities Co., Ltd.	755,949	10,860,301
#Hyundai Steel Co.	238,900	13,928,791
#Il Dong Pharmaceutical Co., Ltd.	20,084	488,354
#*Iljin Holdings Co., Ltd.	96,174	309,285
Ilshin Spinning Co., Ltd.	5,070	245,004
#Ilsung Pharmaceutical Co., Ltd.	9,060	500,834
#InziControls Co., Ltd.	27,640	89,802
#IS Dongseo Co., Ltd.	27,140	162,881
#ISU Chemical Co., Ltd.	33,130	405,543
#IsuPetasys Co., Ltd.	116,640	161,163
#Jahwa Electronics Co., Ltd.	69,130	424,782
Jeil Pharmaceutical Co.	33,420	249,329
#Jeonbuk Bank, Ltd.	260,782	1,434,074
*Jinheung Mutual Savings Bank Co., Ltd.	63,190	218,693
*Jinro, Ltd.	57	14,912
#K.C. Tech Co., Ltd.	109,497	329,503
*KB Financial Group, Inc. ADR	1,781,653	76,450,730

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
KCC Corp.	30,892	$8,679,405
#*Keangnam Enterprises, Ltd.	53,600	541,157
Keyang Electric Machinery Co., Ltd.	187,450	343,582
#KG Chemical Corp.	36,983	248,373
#*Kia Motors Corp.	1,113,960	13,897,483
*KIC, Ltd.	50,040	289,415
KISCO Corp.	29,571	1,212,936
KISWIRE, Ltd.	50,083	1,703,662
Kodenshi Korea Corp.	64,590	180,073
*Kolon Engineering & Construction Co., Ltd.	90,200	527,510
Kolon Industries, Inc.	70,909	2,336,823
Korea Cast Iron Pipe Co., Ltd.	63,778	220,708
#*Korea Development Co., Ltd.	74,440	351,854
Korea Development Leasing Corp.	12,762	314,816
#Korea Electric Terminal Co., Ltd.	42,160	629,034
#Korea Exchange Bank	1,422,740	13,748,591
*Korea Express Co., Ltd.	41,422	2,524,480
*Korea Flange Co., Ltd.	18,630	205,854
*Korea Investment Holdings Co., Ltd.	220,446	7,165,921
#Korea Iron & Steel Co., Ltd.	8,957	579,345
#Korea Kolmar Co., Ltd.	20,300	56,719
#Korea Komho Petrochemical Co., Ltd.	67,089	1,729,327
#Korea Line Corp.	35,553	1,814,018
*Korea Mutual Savings Bank	18,280	260,927
#*Korea Petrochemical Industry Co., Ltd.	25,400	958,984
#Korea Zinc Co., Ltd.	35,825	4,088,567
*Korean Air Co., Ltd.	212,724	7,720,855
Korean Air Terminal Service Co., Ltd.	10,970	297,886
*Korean French Banking Corp.	149,886	106,677
*KP Chemical Corp.	304,576	1,992,973
KPX Chemical Co., Ltd.	9,632	367,881
#KPX Fine Chemical Co., Ltd.	6,795	203,819
KPX Holdings Corp.	7,249	293,176
#*KTB Securities Co., Ltd.	285,260	1,318,135
Kukdo Chemical Co., Ltd.	19,860	491,018
#Kumho Electronics Co., Ltd.	15,879	553,541
#Kumho Industrial Co., Ltd.	155,105	1,746,030
Kumho Investment Bank	637,880	453,089
#*Kumho Tire Co., Inc.	286,360	1,205,571
#Kunsul Chemical Industrial Co., Ltd.	22,480	246,030
#*Kwang Dong Pharmaceutical Co., Ltd.	243,890	643,083
*Kyeryong Construction Industrial Co., Ltd.	28,140	513,208
#Kyobo Securities Co., Ltd.	67,440	756,983
Kyung Dong Navien Co., Ltd.	3,450	104,699
Kyung Nong Corp.	60,670	212,080
#*Kyungbang Co., Ltd.	3,665	486,157
Kyung-in Synthetic Corp.	8,260	223,762
#LG Chemical, Ltd.	149,519	18,485,080
LG Corp.	2,240	120,503
LG Dacom Corp.	248,440	3,757,901
*LG Display Co., Ltd. ADR	575,293	8,312,984
LG Fashion Corp.	50,470	988,828
#LG International Corp.	82,553	1,747,466
#LG Phillips LCD Co., Ltd.	444,000	12,797,042
*LG Telecom, Ltd.	754,360	5,301,254
#Lotte Chilsung Beverage Co., Ltd.	3,999	2,580,532
#Lotte Confectionary Co., Ltd.	4,458	3,795,389
#Lotte Midopa Co., Ltd.	84,420	969,828
#Lotte Sam Kang Co., Ltd.	4,708	807,932
Lotte Shopping Co., Ltd.	52,813	13,200,034
LS Corp.	44,271	3,062,190

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Meritz Securities Co., Ltd.	1,043,385	$1,065,336
Mi Chang Oil Industrial Co., Ltd.	3,650	141,238
Moorim Paper Co., Ltd.	57,710	431,791
Motonic Corp.	6,400	41,140
#*Namkwang Engineering & Construction Co., Ltd.	39,006	351,459
Namyang Dairy Products Co., Ltd.	2,567	1,041,788
Nexen Corp.	5,680	160,116
Nexen Tire Corp.	246,690	1,352,655
NH Investment & Securities Co., Ltd.	176,431	1,530,405
Nong Shim Co., Ltd.	15,130	3,023,634
Nong Shim Holdings Co., Ltd.	11,033	578,946
Noroo Paint Co., Ltd.	37,899	99,060
*ON*Media Corp.	378,990	1,088,200
Ottogi Corp.	10,309	1,140,785
Pacific Corp.	18,996	1,985,408
Pacific Pharmaceutical Co., Ltd.	3,840	104,530
Pang Rim Co., Ltd.	15,040	187,754
*PaperCorea, Inc.	19,552	135,824
Pohang Coated Steel Co., Ltd.	17,630	358,632
#*Poong Lim Industrial Co., Ltd.	74,350	168,481
#*Poongsan Corp.	104,032	1,770,566
#*Poongsan Holdings Corp.	26,238	407,172
POSCO	420	170,564
#POSCO ADR	1,047,985	105,919,844
Pulmuone Co., Ltd.	6,125	290,280
Pum Yang Construction Co., Ltd.	21,917	171,827
#Pusan City Gas Co., Ltd.	65,770	1,115,507
*S&T Daewoo Co., Ltd.	29,560	531,528
#S&T Dynamics Co., Ltd.	138,204	1,797,615
S&T holdings Co, Ltd.	52,273	566,668
*Saehan Industries, Inc.	105,470	105,353
Sam Kwang Glass Industrial Co., Ltd.	19,870	643,083
Sam Yung Trading Co., Ltd.	13,840	45,628
#Sambu Construction Co., Ltd.	24,344	418,137
#*Samho International Co., Ltd.	12,120	43,423
Samhwa Crown and Closure Co., Ltd.	3,100	48,119
Samhwa Paints Industrial Co., Ltd.	48,610	143,292
*Samick Musical Instruments Co., Ltd.	621,710	510,220
Samsung Corp.	569,540	21,493,486
Samsung Electro-Mechanics Co., Ltd.	6,525	364,985
Samsung Fine Chemicals Co., Ltd.	89,080	3,660,706
Samsung SDI Co., Ltd.	187,935	15,585,960
Samwhan Corp.	40,500	398,656
#Samyang Corp.	35,236	1,260,636
Samyang Genex Co., Ltd.	9,472	466,379
Samyang Tongsang Co., Ltd.	8,060	177,057
#Samyoung Electronics Co., Ltd.	73,630	691,393
SC Engineering Co., Ltd.	34,640	156,833
#Seah Besteel Corp.	100,300	1,426,789
SeAH Holdings Corp.	12,561	686,288
#SeAH Steel Corp.	17,133	560,973
#Sebang Co., Ltd.	80,550	779,355
Sejong Industrial Co., Ltd.	101,600	401,156
#*Seoul Securities Co., Ltd.	2,376,839	2,267,004
*SH Chemical Co., Ltd.	528,345	257,429
Shin Won Corp.	189,880	253,121
Shin Young Securities Co., Ltd.	26,040	822,245
Shin Young Wacoal, Inc.	273	21,207
#Shinhan Engineering & Construction Co., Ltd.	18,180	243,595
*Shinhan Financial Group Co., Ltd.	81,216	2,732,200
Shinhan Financial Group Co., Ltd. ADR	623,601	41,955,875

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Shinpoong Pharmaceutical Co., Ltd.	13,200	$247,943
Shinsegae Engineering & Construction Co., Ltd.	8,470	102,727
#Shinsung Holdings Co., Ltd.	79,589	337,055
*Shinsung Tongsang Co., Ltd.	34,250	159,111
Silla Trading Co., Ltd.	18,890	254,205
#Sindo Ricoh Co., Ltd.	32,751	1,596,742
#SJM Co., Ltd.	60,580	206,307
SK Co., Ltd.	182,809	16,368,796
#SK Energy Co., Ltd.	230,735	19,496,430
#SK Gas Co., Ltd.	30,216	1,355,708
#SKC Co., Ltd.	143,710	2,425,272
SL Corp.	33,210	119,890
*Ssangyong Cement Industry Co., Ltd.	193,556	1,317,531
#*STX Corp.	84,950	1,721,135
#STX Offshore & Shipbuilding Co., Ltd.	265,680	3,605,495
#*STX Pan Ocean Co., Ltd.	604,480	6,040,665
Suheung Capsule Co., Ltd.	52,170	337,244
Sung Bo Chemicals Co., Ltd.	4,130	102,514
#*Sung Shin Cement Co., Ltd.	60,720	439,029
*Sungchang Enterprise Holdings, Ltd.	20,760	342,435
#*Sungwon Corp.	69,880	218,383
*Sunjin Co., Ltd.	7,650	176,734
#Tae Kwang Industrial Co., Ltd.	3,447	1,992,635
#Tae Kyung Industrial Co., Ltd.	92,200	359,275
Taegu Department Store	52,221	488,732
#Taeyoung Engineering & Construction	242,600	1,281,067
#Tai Han Electric Wire Co., Ltd.	146,747	2,621,028
Tai Lim Packaging Industries Co., Ltd.	134,200	91,233
*Tec & Co.	42,717	83,179
Telcoware Co., Ltd.	36,000	211,523
*Tong Kook Corp.	607	772
Tong Yang Securities, Inc.	300,000	3,809,335
TS Corp.	11,001	462,689
#Unid Co., Ltd.	32,400	882,630
Union Steel Manufacturing Co., Ltd.	35,127	700,347
Wiscom Co., Ltd.	32,980	111,072
*Woongjin.Com Co., Ltd.	175,690	1,577,135
#Woori Financial Co., Ltd.	53,950	402,729
Woori Investment & Securities Co., Ltd.	513,600	7,705,258
YESCO Co., Ltd.	18,780	395,791
Yoosung Enterprise Co., Ltd.	106,520	234,181
#Youlchon Chemical Co., Ltd.	82,970	521,059
*Young Poong Mining & Construction Corp.	18,030	807
Youngone Corp. (6150493)	35,732	562,949
*Youngone Corp. (B622C10)	142,928	971,706
Youngpoong Corp.	4,362	1,710,235
Yuhwa Securities Co., Ltd.	28,680	360,176
*Zinus, Inc.	1,866	5,697

TOTAL SOUTH KOREA		859,235,712

TAIWAN — (10.4%)
*A.G.V. Products Corp.	2,790,429	1,135,880
Abocom Systems, Inc.	340,752	135,262
*Acbel Polytech, Inc.	2,851,960	1,889,419
Accton Technology Corp.	4,658,000	1,570,770
Acer, Inc.	802,731	1,692,411
Advanced Semiconductor Engineering, Inc. ADR	155,986	549,071
*Ambassador Hotel (The)	996,000	1,175,142
*Amtran Technology Co., Ltd.	3,194,173	2,199,498
*Apex Science & Engineering Corp.	496,000	197,917
*Arima Communication Corp.	1,351,000	522,897

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Asia Cement Corp.	11,165,366	$11,949,890
Asia Chemical Corp.	1,756,000	497,815
Asia Polymer Corp.	1,576,489	981,796
Asia Vital Components Co., Ltd.	1,520,655	1,407,279
Asustek Computer, Inc.	3,711,000	5,872,350
AU Optronics Corp.	3,974,575	4,410,708
AU Optronics Corp. Sponsored ADR	4,713,560	52,509,058
Audix Co., Ltd.	1,005,164	539,756
Aurora Corp.	543,676	511,118
Aurora Systems Corp.	341,281	190,642
Avision, Inc.	1,360,555	447,721
Bank of Kaohsiung Co., Ltd.	3,673,926	1,169,347
*Behavior Tech Computer Corp.	884,716	37,521
*Bes Engineering Corp.	9,541,443	2,509,386
Biostar Microtech International Corp.	476,595	369,062
C Sun Manufacturing, Ltd.	219,249	80,834
*Carnival Industrial Corp.	2,482,000	493,652
Cathay Chemical Works, Inc.	857,000	310,509
Cathay Real Estate Development Co., Ltd.	7,900,421	3,379,340
Central Reinsurance Co., Ltd.	2,457,781	834,568
Chain Qui Development Co., Ltd.	272,173	234,277
Champion Building Materials Co., Ltd.	2,329,914	737,715
Chang Hwa Commercial Bank	36,440,459	16,211,798
*Chang-Ho Fibre Corp.	192,000	65,224
Charoen Pokphand Enterprises Co., Ltd.	1,223,000	599,104
*Cheng Loong Corp.	7,883,480	2,559,194
Cheng Uei Precision Industry Co., Ltd.	235,620	470,885
Chenming Mold Industrial Corp.	798,040	203,841
Chi Mei Optoelectronic Corp.	37,346,932	20,857,789
*Chia Hsin Cement Corp.	4,145,594	2,140,143
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	60,117
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	433,837
*Chien Tai Cement Co., Ltd.	238	7
Chilisin Electronics Corp.	168,300	63,351
*China Airlines	15,861,952	4,408,590
*China Chemical & Pharmaceutical Co.	1,877,264	1,350,420
China Development Financial Holding Corp.	80,236,032	19,636,622
China Electric Manufacturing Co., Ltd.	2,450,200	1,399,801
*China General Plastics Corp.	2,814,000	993,931
*China Man-Made Fiber Co., Ltd.	9,276,813	1,755,588
*China Metal Products Co., Ltd.	470,000	461,471
China Motor Co., Ltd.	6,039,749	3,877,985
*China Petrochemical Development Corp.	13,242,580	4,112,214
*China Rebar Co., Ltd.	439,188	60,508
China Steel Structure Co., Ltd.	653,219	376,753
*China Synthetic Rubber Corp.	2,189,890	2,090,000
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,268,000	561,643
Chinatrust Financial Holdings Co., Ltd.	37,442,937	23,694,229
*Chin-Poon Industrial Co., Ltd.	2,364,451	1,299,053
Chun Yu Works & Co., Ltd.	2,079,000	614,396
Chun Yuan Steel Industrial Co., Ltd.	3,469,467	1,131,075
*Chung Hsin Electric & Machinery Co., Ltd.	2,313,000	1,203,585
Chung Hwa Pulp Corp.	4,308,419	1,569,153
*Chung Shing Textile Co., Ltd.	600	9
Chungwa Picture Tubes Co., Ltd.	59,826,045	9,380,088
Clevo Co.	1,075,934	1,543,273
*CMC Magnetics Corp.	24,065,000	6,020,558
Collins Co., Ltd.	1,769,823	449,434
Compal Electronics, Inc.	2,416,623	2,369,056
*Compeq Manufacturing Co., Ltd.	7,890,000	2,219,670

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Compex International Co., Ltd.	46,400	$283
*Continental Engineering Corp.	5,097,848	1,834,020
*Cosmos Bank Taiwan	2,048,199	247,866
CTCI Corp.	2,583,939	2,620,451
*Da-Cin Construction Co., Ltd.	1,684,579	1,201,446
*Delpha Construction Co., Ltd.	1,684,044	375,619
*Depo Auto Parts Industrial Co., Ltd.	50,000	94,576
*Der Pao Construction Co., Ltd.	1,139,000	28,468
Diamond Flower Electric Instrument Co., Ltd.	68,595	101,761
D-Link Corp.	1,677,000	1,500,998
E.Sun Financial Holding Co., Ltd.	15,243,280	5,311,726
Eastern Media International Corp.	8,183,399	1,629,574
Eclat Textile Co., Ltd.	465,867	238,391
Edom Technology Co., Ltd.	129,800	36,410
Elan Microelectronics Corp.	689,361	1,123,519
Elite Material Co., Ltd.	1,280,232	754,572
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,777,911
Enlight Corp.	1,184,549	32,249
*EnTie Commercial Bank	693,232	180,735
*Eva Airways Corp.	16,403,783	4,742,680
*Ever Fortune Industrial Co., Ltd.	409,000	4,114
Everest Textile Co., Ltd.	3,357,002	628,111
Evergreen International Storage & Transport Corp.	2,962,000	2,619,836
Evergreen Marine Corp., Ltd.	9,208,527	5,605,689
Everlight Chemical Industrial Corp.	2,147,950	1,235,784
*Everspring Industry Co., Ltd.	582,180	109,320
Far Eastern Department Stores, Ltd.	4,970,936	5,012,624
*Far Eastern International Bank	11,541,236	2,817,910
*Federal Corp.	3,092,876	1,620,610
Feng Hsin Iron & Steel Co., Ltd.	342,990	525,722
*FIC Global, Inc.	122,255	12,693
First Copper Technology Co., Ltd.	2,383,750	618,492
First Financial Holding Co., Ltd.	22,068,361	13,560,874
First Hotel	544,854	489,876
First Insurance Co., Ltd. (The)	2,009,064	672,665
*First Steamship Co., Ltd.	728,000	1,030,533
*Formosa Chemicals & Fiber Co., Ltd.	3,318,660	5,181,075
Formosa Taffeta Co., Ltd.	7,495,511	4,999,067
*Formosan Rubber Group, Inc.	4,450,000	2,698,897
*Formosan Union Chemical Corp.	238,174	89,996
Fortune Electric Co., Ltd.	211,850	215,021
*Fu I Industrial Co., Ltd.	290,400	72,546
Fubon Financial Holding Co., Ltd.	29,313,000	30,054,771
Fwuson Industry Co., Ltd.	1,518,220	523,538
G Shank Enterprise Co., Ltd.	196,000	123,415
G.T.M. Corp.	763,000	508,878
*Giga Storage Corp.	2,039,898	461,762
Giga-Byte Technology Co., Ltd.	5,303,287	3,691,634
*Gold Circuit Electronics, Ltd.	2,862,549	976,714
*Goldsun Development & Construction Co., Ltd.	8,560,543	4,680,036
Good Will Instrument Co., Ltd.	383,670	182,596
*Grand Pacific Petrochemical Corp.	3,861,000	1,415,874
Grape King, Inc.	516,000	375,962
Great China Metal Industry Co., Ltd.	1,577,000	1,007,146
*Great Wall Enterprise Co., Ltd.	1,721,327	1,865,016
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	3,444,000	1,770,353
*Hitron Technologies, Inc.	540,332	249,021
*Ho Tung Holding Corp.	3,868,628	1,387,657
*Hocheng Corp.	2,499,300	654,510
*Hold-Key Electric Wire & Cable Co., Ltd.	1,518,420	999,866

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Hong Tai Electric Industrial Co., Ltd.	1,913,000	$640,883
Hsin Kuang Steel Co., Ltd.	1,584,118	1,403,389
Hsing Ta Cement Co., Ltd.	1,969,980	572,775
Hua Eng Wire & Cable Co., Ltd.	4,485,035	1,094,871
Hua Nan Financial Holding Co., Ltd.	3,161,416	2,004,664
*Hualon Corp.	257,040	8,461
Hung Ching Development & Construction Co., Ltd.	1,828,468	1,019,205
*Hung Poo Construction Corp.	1,392,436	1,789,801
*Hung Sheng Construction Co., Ltd.	3,463,000	1,594,484
*Hwa Fong Rubber Co., Ltd.	1,275,960	432,219
*Ichia Technologies, Inc.	2,737,260	1,311,629
*Inernational Semiconductor Technology, Ltd.	2,566,000	929,873
*Innolux Display Corp.	6,138,000	8,078,587
Inventec Corp.	14,487,859	8,380,415
*Jean Co., Ltd.	118,864	52,432
*Johnson Health Tech Co., Ltd.	11,000	11,758
Jui Li Enterprise Co., Ltd.	712,760	192,800
K Laser Technology, Inc.	735,601	296,806
Kang Na Hsiung Co., Ltd.	1,409,078	858,239
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	468,842
Kaulin Manufacturing Co., Ltd.	1,058,656	481,128
Kee Tai Properties Co., Ltd.	1,740,236	826,541
*Kenda Rubber Industrial Co., Ltd.	278,924	381,390
*King Yuan Electronics Co., Ltd.	10,162,862	4,050,882
*Kingdom Construction Co., Ltd.	2,867,000	1,794,169
*King’s Town Bank	5,194,012	1,239,457
*Kinpo Electronics, Inc.	10,257,375	2,657,125
*Knowledge-Yield-Excellence Systems Corp.	475,238	458,458
*Kuoyang Construction Co., Ltd.	641,029	374,764
*Kwong Fong Industries Corp.	3,890,000	872,645
Lan Fa Textile Co., Ltd.	2,409,703	627,697
*Lead Data Co., Ltd.	2,539,140	304,883
*Lealea Enterprise Co., Ltd.	5,236,000	985,782
Lee Chang Yung Chemical Industry Corp.	2,145,780	2,288,440
Lee Chi Enterprises Co., Ltd.	1,404,900	484,002
*Leofoo Development Co., Ltd.	1,777,000	1,192,779
Les Enphants Co., Ltd.	167,204	155,880
*Li Peng Enterprise Co., Ltd.	4,264,712	1,255,175
Lian Hwa Foods Corp.	157,000	63,895
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	307,453
Lien Hwa Industrial Corp.	4,149,411	2,013,035
Lingsen Precision Industries, Ltd.	2,254,295	871,362
Lite-On Technology Corp.	10,487,209	11,907,681
Long Bon International Co., Ltd.	2,839,301	1,018,072
*Long Chen Paper Co., Ltd.	3,677,741	989,565
Lucky Cement Corp.	2,683,000	673,819
Macronix International Co., Ltd.	24,786,644	12,963,929
Mayer Steel Pipe Corp.	788,740	478,208
Maywufa Co., Ltd.	192,264	128,217
Mega Financial Holding Co., Ltd.	69,737,000	36,290,222
*Megamedia Corp.	782	5
Meiloon Co., Ltd.	579,352	178,366
Mercuries & Associates, Ltd.	3,533,829	1,529,251
*Mercuries Data Co., Ltd.	649,800	127,094
*Merry Electronics Co., Ltd.	616,000	619,739
*Microelectronics Technology, Inc.	2,987,123	1,370,415
*Micro-Star International Co., Ltd.	6,657,448	4,724,128
Mitac International Corp.	5,447,000	2,514,107
*Mitac Technology Corp.	1,836,065	1,727,946
Mobiletron Electronics Co., Ltd.	90,000	47,447
*Mustek Systems, Inc.	1,191,983	57,345

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Namchow Chemical Industrial Co., Ltd.	1,186,057	$407,952
Nantex Industry Co., Ltd.	1,459,474	1,131,426
*Nanya Technology Co., Ltd.	16,700,706	2,979,488
*New Asia Construction & Development Co., Ltd.	1,011,542	245,955
*Nien Hsing Textile Co., Ltd.	3,910,000	2,056,249
*Ocean Plastics Co., Ltd.	852,776	694,865
*Optimax Technology Corp.	3,466,000	142,580
*Orient Semiconductor Electronics, Ltd.	372,276	58,319
Oriental Union Chemical Corp.	3,567,225	2,175,043
*Pacific Construction Co., Ltd.	4,079,256	397,591
*Pan Jit International, Inc.	1,982,818	1,289,075
Phihong Technology Co., Ltd.	2,254,661	1,407,843
*Phoenix Precision Technology Corp.	3,222,000	2,100,298
*Picvue Electronics, Ltd.	241,600	—
*Potrans Electrical Corp.	1,139,000	151,367
Pou Chen Corp.	5,370,000	3,794,082
Prince Housing & Development Corp.	4,151,737	1,938,425
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	113,116
*Promise Technology, Inc.	654,685	357,254
Qisda Corp.	8,957,952	4,361,811
*Quintain Steel Co., Ltd.	3,247,000	649,573
*Radium Life Tech Corp.	1,491,144	1,344,105
Ralec Electronic Corp.	288,163	239,214
*Ritek Corp.	20,663,518	6,026,921
Ruentex Development Co., Ltd.	1,039,000	946,118
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	6,617,684	1,109,011
San Fang Chemical Industry Co., Ltd.	217,644	196,278
*Sanyang Industrial Co., Ltd.	5,526,268	2,429,261
Sanyo Electric Co., Ltd.	756,000	758,462
Sheng Yu Steel Co., Ltd.	1,716,000	1,306,871
Shihlin Electric & Engineering Corp.	1,743,000	2,045,800
Shin Kong Financial Holding Co., Ltd.	14,428,507	5,870,415
Shinkong Co., Ltd.	2,182,412	814,551
Shinkong Synthetic Fibers Co., Ltd.	10,356,342	2,901,982
Shuttle, Inc.	1,190,223	702,706
Sigurd Microelectronics Corp.	1,846,608	897,079
*Silicon Integrated Systems Corp.	9,117,485	3,385,326
Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	3,424
Sincere Navigation Corp.	538,692	638,407
Sinkang Industries Co., Ltd.	806,669	398,231
*Sinkong Spinning Co., Ltd.	313,311	370,099
Sinon Corp.	3,017,700	1,387,645
SinoPac Holdings Co., Ltd.	60,339,809	19,835,436
*Sintek Photronics Corp.	3,861,120	2,107,280
Siward Crystal Technology Co., Ltd.	889,405	389,368
*Solomon Technology Corp.	924,001	373,105
*South East Soda Manufacturing Co., Ltd.	927,500	924,941
Southeast Cement Co., Ltd.	3,208,700	1,154,111
SPI Electronic Co., Ltd.	272,500	224,833
Spirox Corp.	282,367	165,368
*Springsoft, Inc.	903,000	648,535
Standard Chemical & Pharmaceutical Co., Ltd.	594,310	551,077
*Standard Foods Taiwan, Ltd.	1,850,000	1,801,038
Stark Technology, Inc.	775,200	388,738
Sunonwealth Electric Machine Industry Co., Ltd.	1,674,417	965,960
Sunplus Technology Co., Ltd.	4,257,620	2,412,437
Sysware Systex Corp.	828,801	786,278
*T JOIN Transportation Co., Ltd.	3,278,000	1,706,225
*Ta Chen Stainless Pipe Co., Ltd.	1,498,864	1,186,023

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Ta Chong Bank, Ltd.	13,236,906	$2,335,862
Ta Ya Electric Wire & Cable Co., Ltd.	4,680,732	917,118
Ta Yih Industrial Co., Ltd.	192,000	125,240
Tah Hsin Industrial Corp.	1,452,000	972,259
Ta-I Technology Co., Ltd.	1,279,034	940,790
*Taichung Commercial Bank	7,966,754	2,027,153
Tainan Enterprises Co., Ltd.	122,850	87,345
Tainan Spinning Co., Ltd.	10,204,000	3,823,546
Taishin Financial Holdings Co., Ltd.	46,043,000	17,968,663
*Taisun Enterprise Co., Ltd.	1,931,721	717,584
Taita Chemical Co., Ltd.	2,126,400	609,731
*Taiwan Business Bank	28,343,549	7,205,306
Taiwan Cement Corp.	12,306,807	13,022,460
Taiwan Cooperative Bank	29,226,902	17,976,020
Taiwan Fire & Marine Insurance Co., Ltd.	1,594,320	1,354,551
*Taiwan Flourescent Lamp Co., Ltd.	756,000	68,669
Taiwan Fu Hsing Industrial Co., Ltd.	115,000	54,496
Taiwan Glass Industrial Corp.	6,369,741	4,432,699
*Taiwan Hon Chuan Enterprise Co., Ltd.	994,052	1,632,612
Taiwan Kai Yih Industrial Co., Ltd.	918,660	539,840
*Taiwan Kolin Co., Ltd.	5,797,000	—
Taiwan Line Tek Electronic Co., Ltd.	337,259	395,912
*Taiwan Mask Corp.	2,271,000	818,709
Taiwan Navigation Co., Ltd.	215,898	406,735
*Taiwan Paiho Co., Ltd.	744,000	391,636
*Taiwan Pulp & Paper Corp.	2,218,000	666,913
Taiwan Sakura Corp.	1,628,490	687,640
*Taiwan Sogo Shinkong Security Co., Ltd.	626,205	365,037
*Taiwan Styrene Monomer Corp.	4,013,856	1,473,513
*Taiwan Tea Corp.	2,988,381	1,552,281
Taiyen Biotech Co., Ltd.	1,776,000	1,227,666
*Tatung Co., Ltd.	28,880,000	7,376,979
*Teapo Electronic Corp.	2,496,670	371,248
Teco Electric & Machinery Co., Ltd.	15,351,834	6,731,743
*Tecom, Ltd.	805,753	331,469
*Test-Rite International Co., Ltd.	1,529,391	726,725
Thye Ming Industrial Co., Ltd.	124,727	126,639
Ton Yi Industrial Corp.	7,349,810	2,753,535
Tong Yang Industry Co., Ltd.	850,739	958,308
Tsann Kuen Enterprise Co., Ltd.	1,348,100	1,440,362
TSRC Corp.	1,170,400	1,378,256
Tung Ho Steel Enterprise Corp.	2,688,555	2,856,683
TYC Brother Industrial Co., Ltd.	1,416,561	911,182
*Tycoons Group Enterprise Co., Ltd.	3,592,000	654,894
Tze Shin International Co., Ltd.	934,919	412,766
*Union Bank of Taiwan	9,266,577	1,638,855
Unitech Electronics Co., Ltd.	1,483,174	732,089
*Unitech Printed Circuit Board Corp.	2,621,265	854,909
United Integration Service Co., Ltd.	1,227,000	607,383
United Microelectronics Corp.	106,490,069	47,132,908
Unity Opto Technology Co., Ltd.	124,125	153,639
*Universal Cement Corp.	4,062,551	2,036,628
Universal Microelectronics Co., Ltd.	747,491	300,666
*Universal Scientific Industrial Co., Ltd.	6,522,366	2,524,358
Universal, Inc.	622,000	498,257
*UPC Technology Corp.	4,912,437	2,169,348
*USI Corp.	4,812,000	2,145,098
U-TECH Media Corp.	1,566,799	630,086
*Ve Wong Corp.	1,112,000	875,727
Walsin Lihwa Corp.	23,007,412	7,600,958
Walsin Technology Corp., Ltd.	4,027,876	1,648,074

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Wan Hai Lines Co., Ltd.	784,000	$398,984
Wan Hwa Enterprise Co., Ltd.	843,400	370,303
Waterland Financial Holdings	15,994,080	4,967,635
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	342,260
Weltrend Semiconductor, Inc.	248,994	196,522
*Winbond Electronics Corp.	29,524,000	6,156,850
Wintek Corp.	7,268,000	5,586,583
*Wistron NeWeb Corp.	619,000	704,169
*WPG Holdings Co., Ltd.	1,037,151	1,273,952
*Wus Printed Circuit Co., Ltd.	3,003,928	689,906
Yageo Corp.	26,995,840	6,431,900
Yang Ming Marine Transport Corp.	10,177,615	3,919,634
Yeung Cyang Industrial Co., Ltd.	881,196	774,619
Yieh Phui Enterprise Co., Ltd.	9,588,523	3,884,042
*Yosun Industrial Corp.	2,187,539	1,886,035
Yuanta Financial Holding Co., Ltd.	8,303,422	5,955,743
Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,240,084
Yulon Motor Co., Ltd.	6,458,572	6,480,605
*Yulon Nissan Motor Co., Ltd.	348,000	824,455
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	67,784
Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	657,411
*Yung Tay Engineering Co., Ltd.	2,954,000	1,921,390
Zig Sheng Industrial Co., Ltd.	4,011,378	957,034
*Zyxel Communication Corp.	3,148,000	1,968,714

TOTAL TAIWAN		833,424,439

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	75,505
*ACL Bank PCL (Foreign)	3,227,700	735,077
Asia Plus Securities PCL (Foreign)	7,008,500	370,711
Asian Property Development PCL (Foreign)	1,911,600	275,252
Ayudhya Insurance PCL (Foreign)	228,500	89,977
Bangchak Petroleum PCL (Foreign)	2,786,300	1,154,476
Bangkok Bank PCL (Foreign)	4,481,300	14,814,759
Bangkok Bank PCL (Foreign) NVDR	4,518,700	14,739,221
Bangkok Expressway PCL (Foreign)	3,883,500	1,962,862
Bangkok First Investment & Trust PCL (Foreign)	521,300	50,552
Bangkok Insurance PCL (Foreign)	87,880	593,958
*Bangkok Land PCL (Foreign)	78,669,103	762,880
Bank of Ayudhya PCL (Foreign)	16,370,400	8,899,571
Banpu PCL (Foreign)	430,700	4,809,462
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	1,309,672
Capital Nomura Securities PCL (Foreign)	478,400	262,888
Capital Nomura Securities PCL (Foreign) NVDR	45,000	24,728
Central Plaza Hotel PCL (Foreign)	5,422,500	493,969
Ch. Karnchang PCL (Foreign)	720,000	79,976
Charoen Pokphand Foods PCL (Foreign)	35,010,340	5,401,243
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,214,210
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,025,531
Erawan Group PCL (Foreign)	4,288,950	225,602
*G J Steel PCL (Foreign)	147,432,100	779,835
Hana Microelectronics PCL (Foreign)	1,555,000	863,635
Hermraj Land & Development PCL (Foreign)	64,383,100	1,154,090
ICC International PCL (Foreign)	2,710,500	3,225,838
*IRPC PCL (Foreign)	42,969,600	4,318,426
*Italian-Thai Development PCL (Foreign) NVDR	10,804,900	857,280
Jasmine International PCL (Foreign)	6,917,600	85,377
Kasikornbank PCL (Foreign)	1,505,300	3,538,760
Kasikornbank PCL (Foreign) NVDR	164,500	350,463
Kiatnakin Finance PCL (Foreign)	2,815,900	1,497,731
Krung Thai Bank PCL (Foreign)	33,380,400	8,239,652

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	$1,035,498
Land & Houses PCL (Foreign) NVDR	2,735,800	414,028
*Loxley PCL (Foreign)	3,313,700	247,335
MBK Development PCL (Foreign)	888,800	1,501,793
Padaeng Industry PCL (Foreign) NVDR	1,600,800	691,500
Polyplex PCL (Foreign)	5,424,000	820,852
Precious Shipping PCL (Foreign)	1,713,500	815,713
PTT Aromatics & Refining PCL (Foreign)	5,015,216	2,888,576
PTT Chemical PCL (Foreign)	3,336,010	5,881,887
Quality Houses PCL (Foreign)	24,250,600	1,182,956
*Regional Container Lines PCL (Foreign)	5,884,700	1,677,390
Rojana Industrial Park PCL (Foreign)	92,600	16,463
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,577,034
Saha Pathanapibul PCL (Foreign)	1,594,833	820,146
Saha-Union PCL (Foreign)	2,976,400	1,241,989
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	1,822,234
Sansiri PCL (Foreign)	9,982,900	885,935
Serm Suk PCL (Foreign) NVDR	39,000	14,096
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,069,268
Siam City Bank PCL (Foreign)	5,159,100	2,728,880
Siam Commercial Bank PCL (Foreign)	3,869,100	8,783,073
Siam Makro PCL (Foreign)	145,300	306,355
*Sino-Thai Engineering & Construction PCL (Foreign)	2,052,900	248,544
Supalai PCL (Foreign)	8,329,366	969,271
*Tata Steel (Thailand) PCL (Foreign)	19,091,800	981,800
Thai Oil PCL (Foreign)	2,300,000	2,534,528
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,069,940
Thai Rayon PCL (Foreign)	165,000	149,096
Thai Stanley Electric (Thailand) PCL (Foreign)	75,800	197,686
Thai Union Frozen Products PCL (Foreign)	1,173,600	896,668
Thai Wacoal PCL (Foreign)	93,300	106,926
Thanachart Capital PCL (Foreign)	6,228,800	2,525,931
Thoresen Thai Agencies PCL (Foreign)	2,560,800	1,700,678
Ticon Industrial Connection PCL (Foreign)	105,200	20,249
Tisco Financial Group PCL (Foreign)	1,041,700	569,369
*TMB Bank PCL (Foreign)	89,163,416	2,122,315
Total Access Communication PCL (Foreign) ADR	1,264,380	1,251,736
*TPI Polene PCL (Foreign)	9,987,124	2,083,708
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	162,948
Univentures PCL (Foreign)	3,481,400	218,930
Vinythai PCL (Foreign)	5,213,817	949,917

TOTAL THAILAND		141,466,410

TURKEY — (2.3%)
Adana Cimento Sanayi Ticaret A.S.	425,899	151,105
Akbank T.A.S.	1,362,716	7,703,258
Akcansa Cimento Sanayi ve Ticaret A.S.	267,932	714,886
Akenerji Elektrik Uretim A.S.	201,755	1,433,433
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	1,402,790
Aksigorta A.S.	1,103,509	3,377,902
Alarko Holding A.S.	1,013,092	2,130,746
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	2
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	1,983,992
*Anadolu Cam Sanayii A.S.	1,486,817	1,649,712
Anadolu Hayat Sigorta A.S.	228,133	439,920
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	3
*Arcelik A.S.	1,763,349	3,791,530
*Asya Katilim Bankasi A.S.	1,198,411	2,298,784
Ayen Enerji A.S.	415,323	631,650
Aygaz A.S.	1,118,602	2,941,762

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	$288,922
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	86,552	175,766
*Bati Anabolu Cimento A.S.	280,524	1,111,930
BIM BirlesikMagazalar A.S.	2,033	79,951
Bolu Cimento Sanayii A.S.	597,932	597,667
BSH ev Aletleri Sanayi ve Ticaret A.S.	2,164	120,131
Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	1,661,413
*Dentas Ambalaj ve Kagit Sanayi A.S.	—	—
*Deva Holding A.S.	68,166	174,066
*Dogan Gazetecilik A.S.	413,817	593,869
*Dogan Sirketler Grubu Holding A.S.	9,177,648	6,936,353
*Dogan Yayin Holding A.S.	1,782,347	1,747,766
*Dogus Otomotiv Servis ve Ticaret A.S.	315,057	926,927
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,419,352	1,488,179
Enka Insaat ve Sanayi A.S.	65,052	224,342
*Eregli Demir ve Celik Fabrikalari Turk A.S.	5,335,662	17,745,763
Ford Otomotiv Sanayi A.S.	53,500	273,491
*Fortis Bank A.S.	1	1
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	1	1
*Global Yatirim Holding A.S.	1,617,858	814,834
*Goldas Kuyumculuk Sanayi A.S.	552,019	500,102
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	614,973
Goodyear Lastikleri T.A.S.	108,729	716,997
*GSD Holding A.S.	2,225,362	1,015,972
*Gubre Fabrikalari Ticaret A.S.	10,142	57,596
*Gunes Sigorta A.S.	439,694	534,852
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	1,747,895	1,421,698
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	105,414	90,002
*Ihlas Holding A.S.	2,158,431	799,074
*Izmir Demir Celik Sanayii A.S.	796,660	1,329,701
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	2,360,622	1,229,044
Karton Sanayi ve Ticaret A.S.	9,078	412,516
*Koc Holding A.S. Series B	4,225,734	10,044,524
Konya Cimento Sanayii A.S.	6,740	223,526
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	1,806,558
Mardin Cimento Sanayii ve Ticaret A.S.	114,185	463,609
*Marmari Marti Otel Isletmeleri A.S.	—	—
Marshall Boya ve Vernik Sanayii A.S.	27,296	179,576
*Medya Holdings A.S.	33,508	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Holding A.S.	1,239,663	470,322
*Net Turizm Ticaret ve Sanayi A.S.	1,033,537	545,836
Nortel Networks Netas Telekomuenikasyon A.S.	57,809	1,075,913
*Petkim Petrokimya Holding A.S.	734,477	3,493,316
Pinar Entegre Et ve Un Sanayi A.S.	231,479	556,123
Pinar Sut Mamulleri Sanayii A.S.	125,128	534,803
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,147
*Sabah Yayincilik A.S.	31,938	82,507
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	868,959
*Sekerbank T.A.S.	1,552,724	1,971,378
*Tat Konserve Sanayii A.S.	229,239	418,234
*Tekfen Holding A.S.	1,082,915	2,942,852
*Tekstil Bankasi A.S.	931,413	545,435
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	132,398	246,685
Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	2,169,189
*Trakya Cam Sanayii A.S.	2,216,706	2,333,952
Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	2,027,963
Turcas Petrol A.S.	362,644	1,026,800
*Turk Ekonomi Bankasi A.S.	1,988,359	2,033,571

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Turk Sise ve Cam Fabrikalari A.S.	3,533,015	$3,224,441
Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,313,348
*Turkiye Garanti Bankasi A.S.	7,091,802	25,215,119
Turkiye Is Bankasi A.S.	3,389,260	11,766,101
*Turkiye Sinai Kalkinma Bankasi A.S.	1,941,458	1,416,765
*Turkiye Vakiflar Bankasi T.A.O.	6,649,651	14,037,972
Ulker Biskuvi Sanayi A.S.	797,783	1,539,006
*Uzel Makina Sanayii A.S.	275,043	145,847
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,006,476	1,150,229
*Yapi ve Kredi Bankasi A.S.	4,230,961	8,887,600
*Zorlu Enerji Elektrik Uretim A.S.	285,130	794,529

TOTAL TURKEY		180,891,110

TOTAL COMMON STOCKS		6,694,997,580

PREFERRED STOCKS — (5.5%)
BRAZIL — (5.5%)
*Aracruz Celulose SA Sponsored ADR	643,665	12,847,553
Banco Alfa de Investimento SA	61,726	198,833
Banco Bradesco SA Sponsored ADR	348,766	5,500,040
*Braskem SA Preferred A	1,479,200	6,675,527
*Braskem SA Preferred A Sponsored ADR	306,860	2,746,397
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	302,821	7,066,770
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	598,151
Companhia de Tecidos Norte de Minas	792,750	2,081,991
Confab Industrial SA	2,856,852	8,988,193
Contax Participacoes SA	3,000	102,908
Duratex SA	1,067,700	15,548,390
Forjas Taurus SA	659,791	2,387,024
Gerdau SA	2,445,084	28,647,748
Gerdau SA Sponsored ADR	4,375,158	51,058,094
*Gol Linhas Aereas Inteligentes SA	694,900	5,102,575
*Inepar Industria e Construcoes SA	7,896	122,222
Investimentos Itau SA	7,247,975	36,749,748
Itau Unibanco Holding SA	864,297	15,439,914
Klabin SA	5,296,604	9,425,017
Mahle-Metal Leve SA Industria e Comercio	4,000	36,961
Marcopolo SA	1,719,400	4,948,776
Metalurgica Gerdau SA	4,022,600	58,794,748
Randon e Participacoes SA	616,500	3,905,684
Sadia SA	987,982	2,859,495
*Sadia SA ADR	536,304	4,687,297
Sao Paulo Alpargatas SA	43,700	1,780,088
Saraiva SA Livreiros Editores	21,000	310,990
*Suzano Papel e Celullose SA	1,964,839	18,292,512
Telemar Norte Leste SA	549,500	14,725,981
Ultrapar Participacoes SA	170,741	5,751,613
Ultrapar Participacoes SA Sponsored ADR	163,809	5,561,316
Uniao de Industrias Petroquimicas SA Series B	7,370,473	3,673,879
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	84,203,954
Vale SA Series B	239,144	—
*Votorantim Celulose e Papel SA	262,275	3,905,132
*Votorantim Celulose e Papel SA Sponsored ADR	869,017	12,983,114
Whirlpool SA	72,600	140,083

TOTAL BRAZIL		437,848,718

CHILE — (0.0%)
Sociedad Quimica y Minera de Chile SA Series A	42,776	1,656,330

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	105,921

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††
INDIA — (Continued)
Tata Steel, Ltd.	1,714,184	$2,732,091

TOTAL INDIA		2,838,012

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	95,312
*Malayan United Industries Berhad A2	1,526,067	82,314

TOTAL MALAYSIA		177,626

TOTAL PREFERRED STOCKS		442,520,686

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights 08/21/09	21,208	10,230

MALAYSIA — (0.0%)
*Jerneh Asia Berhad Warrants 07/26/12	159,420	8,825
*OSK Holdings Berhad Warrants 09/30/12	93,339	3,577
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	21,367

TOTAL MALAYSIA		33,769

SOUTH KOREA — (0.0%)
*KB Financial Group, Inc. ADR Rights 08/21/09	138,406	1,868,478

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	22,172
*Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	1,172
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	30,866	1,859
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	17,533	644

TOTAL THAILAND		25,847

TOTAL RIGHTS/WARRANTS		1,938,324

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/09 (Collateralized by $10,865,000 FHLMC 4.50%, 05/01/23, valued at $9,595,979) to be repurchased at $9,452,150	$9,452	9,452,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund LP	858,780,649	858,780,649
@Repurchase Agreement, Deutsche Bank Securities 0.20%, 08/03/09 (Collateralized by various corporate obligations, ranging in par value from $374,557 to $155,229,000, rates ranging from 3.977%(r) to 7.000%, maturities ranging from 03/01/18 to 02/01/48, valued at $1,423,650) to be repurchased at $1,395,758	$1,396	1,395,735

TOTAL SECURITIES LENDING COLLATERAL		860,176,384

TOTAL INVESTMENTS — (100.0%) (Cost $6,849,072,503)##		$8,009,084,974

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

Summary of inputs used to value the Fund’s net assets as of July 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	$5,467,033	—	$5,467,033
Brazil	$339,133,559	—	—	339,133,559
Chile	177,194,734	—	—	177,194,734
China	134,828,997	756,716,630	—	891,545,627
Czech Republic	—	24,910,657	—	24,910,657
Hungary	—	160,138,333	—	160,138,333
India	132,145,978	749,093,857	—	881,239,835
Indonesia	2,676,017	245,783,222	—	248,459,239
Israel	18,483,716	198,306,198	—	216,789,914
Malaysia	802,318	295,150,897	—	295,953,215
Mexico	498,374,215	481,528	—	498,855,743
Philippines	2,003,944	48,538,867	—	50,542,811
Poland	—	171,678,736	—	171,678,736
South Africa	104,088,572	613,981,901	—	718,070,473
South Korea	234,174,088	625,061,624	—	859,235,712
Taiwan	53,174,668	780,249,771	—	833,424,439
Thailand	141,466,410	—	—	141,466,410
Turkey	2,313,348	178,577,762	—	180,891,110
Preferred Stocks
Brazil	437,848,718	—	—	437,848,718
Chile	1,656,330	—	—	1,656,330
India	—	2,838,012	—	2,838,012
Malaysia	177,626	—	—	177,626
Rights/Warrants
Brazil	10,230	—	—	10,230
Malaysia	33,769	—	—	33,769
South Korea	1,868,478	—	—	1,868,478
Thailand	23,344	2,503	—	25,847
Temporary Cash Investments	—	9,452,000	—	9,452,000
Securities Lending Collateral	—	860,176,384	—	860,176,384

TOTAL	$2,282,479,059	$5,726,605,915	—	$8,009,084,974

Organization

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

Effective December 1, 2007, the Porfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At July 31, 2009, the total cost of securities for federal income tax purposes was $6,879,392,017 for Dimensional Emerging Markets Value Fund Inc.

Recent Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series’ financial statements has not yet been determined.

In May 2009, Statement of Financial Accounting Standards No. 165 (“FAS 165”), regarding Subsequent Events was issued and is effective for interim or annual financial periods after June 15, 2009. FAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through September 29, 2009, the date the financial statements were issued, and had determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date: September 29, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date: September 29, 2009